United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: 07/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2012
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2011 through July 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2012 was 2.00% for Class A Shares, 1.16% for Class C Shares, 1.45% for Class R Shares and 2.23% for Institutional Shares. The total return of the Russell 3000® Index (Russell 3000®),1 a broad-based securities market index, was 7.33% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Russell 3000®.
Market Overview
During the reporting period, domestic equity market performance was favorable as evidenced by the 7.33% return on the Russell 3000®. Large-cap stocks led the way during the reporting period, as demonstrated by the 10.41% return of the Russell Top 200® Index,2 exceeding by far the 2.28% and 0.19% results for the Russell Midcap® Index,3 representing the mid-cap stocks, and the Russell 2000® Index,4 representing small-cap stocks, respectively. Growth stocks outperformed value stocks slightly during the year with the Russell 3000 Growth® Index,5 returning 7.55% as compared to 7.09% for the Russell 3000 Value® Index.6
The best performing sectors in the Russell 3000®, during the reporting period were Telecommunications (+27.07%), Consumer Staples (+17.96%), Public Utilities (+17.67%) and Health Care (+14.36%). Underperforming sectors included Energy (-7.20%), Materials (-5.76%) and Financials (+2.74%).
Fund Performance
The most significant positive factors in the Fund's performance for this period relative to the Russell 3000® were the Consumer Discretionary and Public Utilities sectors. The stock selection in each of these sectors was favorable, and there was a significant overweight in the Consumer Discretionary sector which did outperform the benchmark. The most significant negative factor in the Fund's performance was poor stock selection in the Information Technology sector, where Hewlett Packard was the single stock that detracted the most from the Fund's performance and NetApp, Agilent, Ingram Micro and Dell underperformed as well. The Energy sector was a secondary factor contributing to underperformance. That sector was the worst performing sector in the benchmark and although it was underweighted in the Fund which offset some of that poor performance, holdings in Murphy Oil and Carbo Ceramics detracted from Fund performance.
Individual stocks enhancing the Fund's performance included Wal-Mart Stores, Home Depot, MasterCard and Verizon Communications.
Individual stocks detracting from the Fund's performance included Hewlett-Packard, Caterpillar, Lincoln National and Wynn Resorts Limited.
Annual Shareholder Report
1

1	The Russell 3000® offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
2	Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index and represents approximately 66% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
3	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index and represents approximately 27% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and represents approximately 7% of the total market capitalization of the Russell 3000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell 3000 Growth® Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth® or the Russell 2000 Growth® indexes. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 3000 Value® Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value® or the Russell 2000 Value® indexes. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares, Class C Shares and Class R Shares commenced operations on February 12, 2003, September 15, 2005 and December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charge, maximum contingent deferred sales charge and total annual operating expenses applicable to each class. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments described above, the Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund2 (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2012, compared to the Russell 3000® Index (Russell 3000®).3
Average Annual Total Returns for the Period Ended 7/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	-3.63%	-4.74%	4.78%
Class C Shares	0.16%	-4.42%	4.58%
Class R Shares	1.45%	-4.11%	4.91%
Institutional Shares	2.23%	-3.39%	5.65%
*	The Fund's start of performance date was October 1, 2002.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–Class A Shares
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–Class C Shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report
4

Growth of a $10,000 Investment–Class R Shares
Growth of a $10,000 Investment–Institutional shares
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 3000® has been adjusted to reflect reinvestment of dividends of securities in the index.
2	The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that was completed on or about the close of business on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date for Class A Shares, Class C Shares and Class R Shares is historical information for the MDT All Cap Core Fund. The MDT All Cap Core Fund was managed by MDT Advisers and had similar investment objectives and strategies as the Fund.
3	The Russell 3000® offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The Russell 3000® is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2012, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Specialty Retailing	6.5%
Regional Banks	5.5%
Discount Department Stores	4.6%
Integrated Domestic Oil	4.6%
Money Center Bank	4.4%
Services to Medical Professionals	4.3%
Property Liability Insurance	4.2%
Multi-Line Insurance	4.1%
Department Stores	3.8%
Personal Loans	3.5%
Financial Services	3.2%
Ethical Drugs	3.1%
Broadcasting	2.7%
Diversified Leisure	2.2%
Hotels	2.1%
Auto Manufacturing	1.8%
Computers - Midrange	1.8%
Cable & Wireless Television	1.7%
Computer Stores	1.6%
Cosmetics & Toiletries	1.6%
Life Insurance	1.6%
Drug Store	1.5%
Semiconductor Distribution	1.4%
Building Supply Stores	1.3%
Oil Refiner	1.3%
Specialty Chemicals	1.2%
Soft Drinks	1.1%
Airline - Regional	1.0%
Diversified Oil	1.0%
Other[2]	19.7%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
Annual Shareholder Report
6

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
July 31, 2012
Shares			Value
		COMMON STOCKS—98.4%
		Agricultural Chemicals—0.1%
2,500		Scotts Miracle-Gro Co.	$99,750
		Agricultural Machinery—0.1%
1,800		Lindsay Manufacturing Co.	127,620
		Airline - Regional—1.0%
28,534	[1]	Alaska Air Group, Inc.	994,410
		Aluminum—0.2%
4,400		Kaiser Aluminum Corp.	239,976
		Apparel—0.8%
8,800	[1]	Carter's, Inc.	445,896
2,300		Guess ?, Inc.	69,230
2,500	[1]	Warnaco Group, Inc.	106,650
4,400	[1]	Zumiez, Inc.	159,852
		TOTAL	781,628
		AT&T Divestiture—0.2%
5,200		Verizon Communications, Inc.	234,728
		Auto Manufacturing—1.8%
26,800		Ford Motor Co.	247,632
62,000	[1]	General Motors Co.	1,222,020
6,600	[1]	TRW Automotive Holdings Corp.	259,380
		TOTAL	1,729,032
		Auto Original Equipment Manufacturers—0.2%
6,700		Johnson Controls, Inc.	165,155
2,200	[1]	Tenneco Automotive, Inc.	64,438
		TOTAL	229,593
		Auto Part Replacement—0.6%
8,600		Genuine Parts Co.	550,658
		Auto Rentals—0.1%
1,400	[1]	Dollar Thrifty Automotive Group	104,160
		Broadcasting—2.7%
52,889	[1]	DIRECTV Group, Inc., Class A	2,626,468
		Building Materials—0.2%
7,100	[1]	Fortune Brands Home & Security, Inc.	157,052
1,800		Lennox International, Inc.	78,606
		TOTAL	235,658
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Building Supply Stores—1.3%
49,400		Lowe's Cos., Inc.	$1,253,278
		Cable & Wireless Television—1.7%
19,200		Time Warner Cable, Inc.	1,630,656
		Cable TV—0.3%
3,700	[1]	Charter Communications, Inc.	284,604
		Carpets—0.3%
3,900	[1]	Mohawk Industries, Inc.	259,077
		Clothing Stores—0.9%
1,700	[1]	Children's Place Retail Stores, Inc.	86,360
22,200		Gap (The), Inc.	654,678
3,000	[1]	Hanesbrands, Inc.	90,060
		TOTAL	831,098
		Commodity Chemicals—0.4%
3,000		PPG Industries, Inc.	328,380
3,000		RPM International, Inc.	79,500
		TOTAL	407,880
		Computer Peripherals—0.1%
3,700		Lexmark International Group, Class A	64,713
		Computer Services—0.6%
1,300	[1]	CACI International, Inc., Class A	73,385
11,134	[1]	Synnex Corp.	376,663
1,500		Syntel, Inc.	87,195
		TOTAL	537,243
		Computer Stores—1.6%
6,500		GameStop Corp.	104,130
46,849	[1]	Ingram Micro, Inc., Class A	702,267
2,100	[1]	Insight Enterprises, Inc.	35,196
13,862	[1]	Tech Data Corp.	694,486
		TOTAL	1,536,079
		Computers - Low End—0.6%
46,400		Dell, Inc.	551,232
		Computers - Midrange—1.8%
96,300		Hewlett-Packard Co.	1,756,512
		Construction Machinery—0.4%
12,700		Trinity Industries, Inc.	355,600
		Cosmetics & Toiletries—1.6%
5,700		Avon Products, Inc.	88,293
14,400		Estee Lauder Cos., Inc., Class A	754,272
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—continued
7,900	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	$670,552
		TOTAL	1,513,117
		Crude Oil & Gas Production—0.1%
2,100	[1]	PDC Energy, Inc.	55,020
		Defense Aerospace—0.2%
1,800	[1]	Transdigm Group, Inc.	222,048
		Department Stores—3.8%
1,500		Dillards, Inc., Class A	97,845
14,900		Kohl's Corp.	740,828
16,600		Macy's, Inc.	594,944
8,400		Penney (J.C.) Co., Inc.	189,084
200	[1]	Sears Holdings Corp.	9,898
32,400		Target Corp.	1,965,060
		TOTAL	3,597,659
		Discount Department Stores—4.6%
16,000	[1]	Dollar Tree, Inc.	805,440
4,200		Family Dollar Stores, Inc.	277,536
45,200		Wal-Mart Stores, Inc.	3,364,236
		TOTAL	4,447,212
		Diversified Leisure—2.2%
4,500	[1]	Bally Technologies, Inc.	196,695
52,800		Carnival Corp.	1,757,184
200	[1]	Coinstar, Inc.	9,498
5,800		Royal Caribbean Cruises Ltd.	144,884
		TOTAL	2,108,261
		Diversified Oil—1.0%
18,600		Murphy Oil Corp.	998,076
		Drug Store—1.5%
39,600		Walgreen Co.	1,439,856
		Education & Training Services—0.4%
11,000	[1]	Apollo Group, Inc., Class A	299,200
2,100		DeVRY, Inc.	41,223
1,500	[1]	ITT Educational Services, Inc.	58,230
		TOTAL	398,653
		Electrical Equipment—0.1%
1,400	[1]	WESCO International, Inc.	77,994
		Electronic Instruments—0.3%
6,700	[1]	Trimble Navigation Ltd.	296,542
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	$70,146
		Ethical Drugs—3.1%
60,200		Eli Lilly & Co.	2,650,606
10,200	[1]	Forest Laboratories, Inc., Class A	342,210
		TOTAL	2,992,816
		Financial Services—3.2%
10,300		Ameriprise Financial, Inc.	532,716
7,600		SLM Corp.	121,524
18,500		Visa, Inc., Class A	2,387,795
		TOTAL	3,042,035
		Food Wholesaling—0.9%
29,700		Sysco Corp.	872,883
		Gas Distributor—0.1%
1,400		Southwest Gas Corp.	62,524
		Grocery Chain—0.9%
1,500	[1]	Fresh Market, Inc.	88,335
25,700		Kroger Co.	569,769
13,700		Safeway, Inc.	213,035
		TOTAL	871,139
		Health Care Equipment & Supplies—0.1%
2,200		Hill-Rom Holdings, Inc.	57,530
		Home Building—0.1%
5,400		D. R. Horton, Inc.	95,202
		Home Products—0.8%
4,100		Energizer Holdings, Inc.	318,857
3,100		Jarden Corp.	140,120
5,200		Newell Rubbermaid, Inc.	91,780
3,400		Tupperware Brands Corp.	178,228
		TOTAL	728,985
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	66,447
		Hotels—2.1%
26,300		Marriott International, Inc., Class A	957,846
20,400		Wyndham Worldwide Corp.	1,061,820
		TOTAL	2,019,666
		Household Appliances—0.6%
1,800	[1]	Middleby Corp.	176,256
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Household Appliances—continued
6,100		Whirlpool Corp.	$412,116
		TOTAL	588,372
		Household Durables—0.7%
10,500		Stanley Black & Decker, Inc.	702,345
		Insurance Brokerage—0.4%
4,900		Aspen Insurance Holdings Ltd.	140,826
500	[1]	Markel Corp.	216,030
		TOTAL	356,856
		Integrated Domestic Oil—4.6%
62,000		ConocoPhillips	3,375,280
3,500		Hess Corp.	165,060
33,300		Marathon Oil Corp.	881,451
		TOTAL	4,421,791
		Integrated International Oil—0.9%
7,500		Chevron Corp.	821,850
		Life Insurance—1.6%
18,200		Protective Life Corp.	507,962
20,100		Prudential Financial, Inc.	970,428
5,400		Symetra Financial Corp.	62,802
		TOTAL	1,541,192
		Lumber Products—0.2%
18,300	[1]	Louisiana-Pacific Corp.	188,856
		Mail Order—0.1%
2,200		HSN, Inc.	93,192
		Maritime—0.1%
7,000		Ship Finance International Ltd.	101,360
		Meat Packing—0.5%
28,300	[1]	Smithfield Foods, Inc.	523,550
		Medical Supplies—0.2%
3,900	[1]	Align Technology, Inc.	132,444
1,400	[1]	CareFusion Corp.	34,174
		TOTAL	166,618
		Medical Technology—0.1%
2,600		St. Jude Medical, Inc.	97,136
		Metal Fabrication—0.2%
2,800		Reliance Steel & Aluminum Co.	144,144
1,900		Timken Co.	68,780
		TOTAL	212,924
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Communications—0.1%
800	[1]	Equinix, Inc.	$142,544
		Miscellaneous Components—0.5%
14,297	[1]	Fairchild Semiconductor International, Inc., Class A	198,157
27,428	[1]	Vishay Intertechnology, Inc.	270,714
		TOTAL	468,871
		Miscellaneous Food Products—0.2%
6,000		Fresh Del Monte Produce, Inc.	147,000
		Miscellaneous Machinery—0.4%
7,600		Nordson Corp.	389,576
		Money Center Bank—4.4%
98,100		JPMorgan Chase & Co.	3,531,600
1,600		Northern Trust Corp.	72,640
16,200		State Street Corp.	654,156
		TOTAL	4,258,396
		Mortgage and Title—0.0%
2,500		Fidelity National Financial, Inc., Class A	46,550
		Multi-Industry Capital Goods—0.5%
17,500		Textron, Inc.	455,875
		Multi-Line Insurance—4.1%
50,600		Allstate Corp.	1,735,580
54,900	[1]	American International Group, Inc.	1,716,723
6,200		CNA Financial Corp.	161,882
10,200		Montpelier Re Holdings Ltd.	206,652
200		White Mountains Insurance Group, Inc.	102,118
		TOTAL	3,922,955
		Newspaper Publishing—0.1%
200		Washington Post Co., Class B	67,700
		Office Equipment—0.1%
5,600		Pitney Bowes, Inc.	74,816
		Office Supplies—0.1%
4,500		Avery Dennison Corp.	138,555
		Oil Refiner—1.3%
9,400		Marathon Petroleum Corp.	444,620
9,000	[1]	Tesoro Petroleum Corp.	248,850
18,500		Valero Energy Corp.	508,750
		TOTAL	1,202,220
		Oil Service, Explore & Drill—0.1%
4,400	[1]	Helix Energy Solutions Group, Inc.	78,672
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Other Communications Equipment—0.1%
3,100		Harris Corp.	$129,115
		Paint & Related Materials—0.1%
600		Sherwin-Williams Co.	80,610
		Paper Products—0.0%
5,700	[1]	Boise, Inc.	42,180
		Personal & Household—0.1%
1,100		Nu Skin Enterprises, Inc., Class A	56,111
		Personal Loans—3.5%
59,700		Capital One Financial Corp.	3,372,453
		Personnel Agency—0.3%
4,500		Manpower, Inc.	160,110
3,400		Robert Half International, Inc.	91,834
		TOTAL	251,944
		Printed Circuit Boards—0.1%
3,500	[1]	Benchmark Electronics, Inc.	55,160
4,200	[1]	Sanmina-SCI Corp.	35,868
		TOTAL	91,028
		Printing—0.1%
4,800		Donnelley (R.R.) & Sons Co.	58,176
		Property Liability Insurance—4.2%
2,700		Everest Re Group Ltd.	274,590
7,100		ProAssurance Corp.	635,947
49,100		The Travelers Cos., Inc.	3,076,115
		TOTAL	3,986,652
		Regional Banks—5.5%
16,400		BB&T Corp.	514,468
1,700		City National Corp.	83,776
7,300		Comerica, Inc.	220,533
1,100		Commerce Bancshares, Inc.	43,318
13,600		Fifth Third Bancorp	187,952
17,200		Huntington Bancshares, Inc.	106,898
8,400		KeyCorp	67,032
17,600		SunTrust Banks, Inc.	416,240
105,900		Wells Fargo & Co.	3,580,479
3,700		Zions Bancorp	67,340
		TOTAL	5,288,036
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	113,792
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Restaurants—0.3%
1,800	[1]	Panera Bread Co.	$283,482
		Semiconductor Distribution—1.4%
25,913	[1]	Arrow Electronics, Inc.	874,564
14,515	[1]	Avnet, Inc.	457,222
		TOTAL	1,331,786
		Semiconductor Manufacturing—0.1%
6,500	[1]	Omnivision Technologies, Inc.	91,130
		Services to Medical Professionals—4.3%
13,800		Aetna, Inc.	497,628
3,600		Coventry Health Care, Inc.	119,988
2,900	[1]	Henry Schein, Inc.	216,949
1,500		Humana, Inc.	92,400
2,300		Omnicare, Inc.	72,243
41,400		UnitedHealth Group, Inc.	2,115,126
19,273		Wellpoint, Inc.	1,027,058
		TOTAL	4,141,392
		Soft Drinks—1.1%
14,400		Coca-Cola Enterprises, Inc.	422,208
13,800		Dr. Pepper Snapple Group, Inc.	629,004
		TOTAL	1,051,212
		Software Packaged/Custom—0.8%
6,000		CA, Inc.	144,420
7,300		Computer Sciences Corp.	179,726
6,800	[1]	Electronic Arts, Inc.	74,936
22,200	[1]	Symantec Corp.	349,650
		TOTAL	748,732
		Specialty Chemicals—1.2%
5,300		Airgas, Inc.	420,396
11,900		Cabot Corp.	464,100
5,900		Rockwood Holdings, Inc.	260,898
		TOTAL	1,145,394
		Specialty Retailing—6.5%
8,000		Abercrombie & Fitch Co., Class A	270,400
5,100		Advance Auto Parts, Inc.	357,765
3,600	[1]	Ascena Retail Group, Inc.	66,024
6,300	[1]	AutoNation, Inc.	248,409
2,900	[1]	Big Lots, Inc.	117,479
47,587		CVS Caremark Corp.	2,153,312
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
1,600	[1]	Cabela's, Inc., Class A	$73,504
8,600		Expedia, Inc.	490,114
5,400		Foot Locker, Inc.	178,308
12,700		GNC Acquisition Holdings, Inc.	489,331
3,600	[1]	Mattress Firm Holding Corp.	104,976
10,800		Nordstrom, Inc.	584,712
3,900		Signet Jewelers Ltd.	171,288
16,300		Staples, Inc.	207,662
2,900		Tractor Supply Co.	263,523
3,600	[1]	Vitamin Shoppe Industries, Inc.	197,712
6,100		Williams-Sonoma, Inc.	211,975
		TOTAL	6,186,494
		Telecommunication Equipment & Services—0.2%
1,200	[1]	Anixter International, Inc.	68,292
4,000	[1]	TW Telecom, Inc.	100,520
		TOTAL	168,812
		Tools and Hardware—0.2%
2,700		Snap-On, Inc.	183,006
		Toys & Games—0.4%
9,500		Hasbro, Inc.	340,290
		Truck Manufacturing—0.1%
3,500	[1]	Navistar International Corp.	86,100
		Uniforms—0.3%
6,500		Cintas Corp.	257,595
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,504,226)	94,150,758
		MUTUAL FUND—1.4%
1,319,746	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,319,746
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $90,823,972)[4]	95,470,504
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	154,296
		TOTAL NET ASSETS—100%	$95,624,800
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $91,167,688.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
16

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.48	$10.54	$9.91	$14.05	$16.74
Income From Investment Operations:
Net investment income	0.06[1]	0.03[1]	0.05[1]	0.06[1]	0.06
Net realized and unrealized gain (loss) on investments	0.19	1.96	0.67	(4.15)	(1.56)
TOTAL FROM INVESTMENT OPERATIONS	0.25	1.99	0.72	(4.09)	(1.50)
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.09)	(0.05)	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	—	(0.05)	(0.09)	(0.05)	(1.19)
Net Asset Value, End of Period	$12.73	$12.48	$10.54	$9.91	$14.05
Total Return[2]	2.00%	18.87%	7.18%	(29.07)%	(9.98)%
Ratios to Average Net Assets:
Net expenses	1.35%	1.34%	1.29%	1.34%	1.29%
Net investment income	0.48%	0.21%	0.44%	0.64%	0.43%
Expense waiver/reimbursement[3]	0.40%	0.31%	0.25%	0.14%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,365	$40,227	$54,437	$81,898	$194,867
Portfolio turnover	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.12	$10.27	$9.66	$13.73	$16.51
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.07)[1]	(0.04)[1]	(0.02)[1]	(0.04)
Net realized and unrealized gain (loss) on investments	0.18	1.92	0.65	(4.05)	(1.55)
TOTAL FROM INVESTMENT OPERATIONS	0.14	1.85	0.61	(4.07)	(1.59)
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	—	—	(0.00)[2]	—	(1.19)
Net Asset Value, End of Period	$12.26	$12.12	$10.27	$9.66	$13.73
Total Return[3]	1.16%	18.01%	6.33%	(29.64)%	(10.69)%
Ratios to Average Net Assets:
Net expenses	2.15%	2.13%	2.08%	2.14%	2.08%
Net investment income (loss)	(0.32)%	(0.59)%	(0.36)%	(0.17)%	(0.36)%
Expense waiver/reimbursement[4]	0.36%	0.29%	0.24%	0.17%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,440	$31,129	$39,524	$52,546	$96,601
Portfolio turnover	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.44	$10.52	$9.91	$14.10	$16.86
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	(0.04)[1]	(0.01)[1]	0.01[1]	(0.00)[2]
Net realized and unrealized gain (loss) on investments	0.18	1.97	0.68	(4.16)	(1.57)
TOTAL FROM INVESTMENT OPERATIONS	0.18	1.93	0.67	(4.15)	(1.57)
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.06)	(0.04)	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	—	(0.01)	(0.06)	(0.04)	(1.19)
Net Asset Value, End of Period	$12.62	$12.44	$10.52	$9.91	$14.10
Total Return[3]	1.45%	18.33%	6.71%	(29.42)%	(10.34)%
Ratios to Average Net Assets:
Net expenses	1.85%	1.83%	1.75%	1.80%	1.75%
Net investment income (loss)	(0.02)%	(0.31)%	(0.09)%	0.15%	(0.00)%[4]
Expense waiver/reimbursement[5]	0.25%	0.19%	0.18%	0.11%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,718	$2,973	$2,300	$1,937	$1,393
Portfolio turnover	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.61	$10.66	$10.02	$14.22	$16.88
Income From Investment Operations:
Net investment income	0.09[1]	0.05[1]	0.08[1]	0.09[1]	0.10
Net realized and unrealized gain (loss) on investments	0.19	1.99	0.68	(4.20)	(1.57)
TOTAL FROM INVESTMENT OPERATIONS	0.28	2.04	0.76	(4.11)	(1.47)
Less Distributions:
Distributions from net investment income	(0.02)	(0.09)	(0.12)	(0.09)	—
Distributions from net realized gain on investments	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	(0.02)	(0.09)	(0.12)	(0.09)	(1.19)
Net Asset Value, End of Period	$12.87	$12.61	$10.66	$10.02	$14.22
Total Return[2]	2.23%	19.14%	7.54%	(28.84)%	(9.71)%
Ratios to Average Net Assets:
Net expenses	1.10%	1.08%	1.01%	1.06%	1.01%
Net investment income	0.73%	0.45%	0.69%	0.90%	0.72%
Expense waiver/reimbursement[3]	0.27%	0.19%	0.20%	0.12%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,101	$43,197	$41,958	$50,031	$86,681
Portfolio turnover	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at value including $1,319,746 of investment in an affiliated holding (Note 5) (identified cost $90,823,972)		$95,470,504
Income receivable		74,870
Receivable for investments sold		1,017,697
Receivable for shares sold		29,088
TOTAL ASSETS		96,592,159
Liabilities:
Payable for investments purchased	$557,102
Payable for shares redeemed	279,363
Payable for transfer and dividend disbursing agent fees and expenses	44,121
Payable for Directors'/Trustees' fees	407
Payable for auditing fees	23,400
Payable for distribution services fee (Note 5)	16,817
Payable for shareholder services fee (Note 5)	11,582
Accrued expenses	34,567
TOTAL LIABILITIES		967,359
Net assets for 7,554,409 shares outstanding		$95,624,800
Net Assets Consist of:
Paid-in capital		$218,466,398
Net unrealized appreciation of investments		4,646,532
Accumulated net realized loss on investments		(127,855,828)
Undistributed net investment income		367,698
TOTAL NET ASSETS		$95,624,800
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($29,365,462 ÷ 2,307,256 shares outstanding), no par value, unlimited shares authorized	$12.73
Offering price per share (100/94.50 of $12.73)	$13.47
Redemption proceeds per share	$12.73
Class C Shares:
Net asset value per share ($24,440,419 ÷ 1,994,176 shares outstanding), no par value, unlimited shares authorized	$12.26
Offering price per share	$12.26
Redemption proceeds per share (99.00/100 of $12.26)	$12.14
Class R Shares:
Net asset value per share ($2,717,730 ÷ 215,405 shares outstanding), no par value, unlimited shares authorized	$12.62
Offering price per share	$12.62
Redemption proceeds per share	$12.62
Institutional Shares:
Net asset value per share ($39,101,189 ÷ 3,037,572 shares outstanding), no par value, unlimited shares authorized	$12.87
Offering price per share	$12.87
Redemption proceeds per share	$12.87
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Dividends (including $3,364 received from an affiliated holding (Note 5))			$1,875,813
Expenses:
Investment adviser fee (Note 5)		$765,989
Administrative fee (Note 5)		270,000
Custodian fees		22,124
Transfer and dividend disbursing agent fees and expenses (Note 2)		214,935
Directors'/Trustees' fees		2,733
Auditing fees		23,376
Legal fees		7,939
Portfolio accounting fees		80,079
Distribution services fee (Note 5)		211,047
Shareholder services fee (Note 5)		147,805
Account administration fee (Note 2)		181
Share registration costs		49,735
Printing and postage		39,738
Insurance premiums		4,040
Miscellaneous		9,708
TOTAL EXPENSES		1,849,429
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(198,934)
Waiver of administrative fee (Note 5)	(53,977)
Waiver of distribution services fee (Note 5)	(175)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(88,236)
TOTAL WAIVERS AND REIMBURSEMENTS		(341,322)
Net expenses			1,508,107
Net investment income			367,706
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,904,136
Net change in unrealized appreciation of investments			(2,143,917)
Net realized and unrealized gain on investments			760,219
Change in net assets resulting from operations			$1,127,925
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$367,706	$68,486
Net realized gain on investments	2,904,136	21,524,570
Net change in unrealized appreciation/depreciation of investments	(2,143,917)	824,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,127,925	22,417,080
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(193,416)
Class R Shares	—	(1,842)
Institutional Shares	(67,721)	(276,596)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(67,721)	(471,854)
Share Transactions:
Proceeds from sale of shares	7,857,700	22,465,156
Net asset value of shares issued to shareholders in payment of distributions declared	65,854	434,830
Cost of shares redeemed	(30,884,509)	(65,538,863)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,960,955)	(42,638,877)
Change in net assets	(21,900,751)	(20,693,651)
Net Assets:
Beginning of period	117,525,551	138,219,202
End of period (including undistributed net investment income of $367,698 and $67,713, respectively)	$95,624,800	$117,525,551
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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26

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that
Annual Shareholder Report
28

Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended July 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$86,120	$(50,788)	$181
Class C Shares	70,435	(29,915)	—
Class R Shares	10,012	—	—
Institutional Shares	48,368	(7,533)	—
TOTAL	$214,935	$(88,236)	$181
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	174,952	$2,147,251	328,142	$4,029,120
Shares issued to shareholders in payment of distributions declared	—	—	15,294	183,529
Shares redeemed	(1,090,509)	(13,285,030)	(2,285,365)	(27,236,700)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(915,557)	$(11,137,779)	(1,941,929)	$(23,024,051)
Year Ended July 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	246,589	$2,944,629	355,709	$4,287,880
Shares redeemed	(821,569)	(9,611,299)	(1,633,873)	(18,969,226)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(574,980)	$(6,666,670)	(1,278,164)	$(14,681,346)
Year Ended July 31	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	94,213	$1,129,971	125,054	$1,537,837
Shares issued to shareholders in payment of distributions declared	—	—	153	1,842
Shares redeemed	(117,870)	(1,436,974)	(104,836)	(1,281,271)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(23,657)	$(307,003)	20,371	$258,408
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	136,805	$1,635,849	971,643	$12,610,319
Shares issued to shareholders in payment of distributions declared	5,447	65,854	20,599	249,459
Shares redeemed	(529,245)	(6,551,206)	(1,504,407)	(18,051,666)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(386,993)	$(4,849,503)	(512,165)	$(5,191,888)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,901,187)	$(22,960,955)	(3,711,887)	$(42,638,877)
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30

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$67,721	$471,854
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$367,698
Net unrealized appreciation	$4,302,816
Capital loss carryforwards	$(127,512,112)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2012, the cost of investments for federal tax purposes was $91,167,688. The net unrealized appreciation of investments for federal tax purposes was $4,302,816. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,283,190 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,980,374.
At July 31, 2012, the Fund had a capital loss carryforward of $127,512,112 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$13,181	NA	$13,181
2017	$57,908,050	NA	$57,908,050
2018	$69,590,881	NA	$69,590,881
As a result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $2,992,524 to offset taxable capital gains realized during the year ended July 31, 2012.
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31

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser waived $196,951 of its fee. In addition, an affiliate of the Adviser reimbursed $88,236 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FAS waived $53,977 of its fee. The net fee paid to FAS was 0.212% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$197,062	$—
Class R Shares	13,985	(175)
TOTAL	$211,047	$(175)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC retained $9,699 of fees paid by the Fund. For the year ended July 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2012, FSC retained $1,279 in sales charges from the sale of Class A Shares. FSC also retained $485 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$82,118
Class C Shares	65,687
TOTAL	$147,805
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.15%, 1.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2012, the Adviser reimbursed $1,983. Transactions involving the affiliated holding during the year ended July 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	2,027,952
Purchases/Additions	17,620,937
Sales/Reductions	18,329,143
Balance of Shares Held 7/31/2012	1,319,746
Value	$1,319,746
Dividend Income	$3,364
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2012, were as follows:
Purchases	$166,684,378
Sales	$189,138,124
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
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9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 100.0% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2012, 100.0% qualify for the dividend received deduction available to corporate shareholders.
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35

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt all cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.00	$6.78
Class C Shares	$1,000	$1,015.70	$10.78
Class R Shares	$1,000	$1,017.70	$9.28
Institutional Shares	$1,000	$1,020.60	$5.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.15	$6.77
Class C Shares	$1,000	$1,014.17	$10.77
Class R Shares	$1,000	$1,015.66	$9.27
Institutional Shares	$1,000	$1,019.39	$5.52
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.35%
Class C Shares	2.15%
Class R Shares	1.85%
Institutional Shares	1.10%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Began serving: June 2012	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2006. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MDT ALL CAP CORE FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of
Annual Shareholder Report
46

these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
47

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
48

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
49

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
37309 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2011 through July 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2012, was 1.65% for Class A Shares, 0.93% for Class C Shares, 1.19% for Class R Shares and 1.87% for Institutional Shares. Over the same period, the Standard & Poor's 500 Index (S&P 500)1 and the Barclays U.S. Aggregate Bond Index (BAB Index),2 each a broad-based securities market index, returned 9.13% and 7.25%, respectively.
MArket Overview
Over the reporting period, domestic equity market performance was strong as evidenced by the 7.33% return of the Russell 3000® Index,3 which represents the performance of the 3,000 largest U.S. companies by market capitalization. Large-cap stocks led the way as demonstrated by the 10.41% return of the Russell Top 200® Index,4 which exceeded the 2.28% and 0.19% results for the Russell Midcap® Index,5 representing mid-cap stocks, and the Russell 2000® Index,6 representing small-cap stocks, respectively. Growth stocks outperformed value stocks during the year with the Russell 3000® Growth Index7 returning 7.55% as compared to 7.09% for the Russell 3000® Value Index.8
Real Estate Investment Trust (REIT) fundamentals benefited from the moderate improvement in employment conditions and a decline in interest rates which boosted property valuations. For the reporting period, the Standard & Poor's U.S. REIT Index9 returned 13.44%.
International equities10 in developed markets underperformed the domestic equity market during the reporting period with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index11 returning -11.45%. Emerging market12 equities had similar results with the MSCI Emerging Markets Free Index13 returning -13.93%.
Bond markets were quite volatile over the past year as the European debt crisis remained in the headlines throughout the reporting period. An improving, though sluggish, domestic economy and a declining interest rate environment, particularly at the longest maturities, provided a constructive backdrop for most fixed income instruments with total returns on all bond sectors providing positive results.
ASSET ALLOCATION
During the 12-month reporting period, equity investments accounted for an average of approximately 68% of the portfolio while fixed income and cash investments accounted for an average of 32%. Though allocations fluctuated with the swings in the market, the overall allocation to equities relative to bonds ended the period essentially unchanged. Within the equity allocation, REIT investments were increased marginally while the mix between domestic and international was held steady.
Annual Shareholder Report

EQUITIES
Domestic equity investments, which were managed using Federated MDT's proprietary Optimum Q process, underperformed the Russell 3000® Index during the 12-month reporting period. Investments in the Information Technology sector were the most significant negative factor in the Fund's domestic equity performance relative to the Russell 3000® Index. REIT investments were a positive contributor to Fund performance during the reporting period, outperforming both the S&P REIT index and the broader equity market.
FIXED INCOME
The fixed income portion of the portfolio outperformed the BAB Index by a healthy margin as a result of the Fund's yield curve management and security selection. Duration positioning detracted from Fund performance considerably, while sector management was a modest negative. Overweights in high yield14 and CMBS,15 the best performing sectors over the past year, positively contributed to Fund performance. The greater yield on the portfolio, as a result of these overweights, also helped performance. The Fund's lower quality bias, on the other hand, and the overweights in Industrials and Finance, detracted from Fund performance.
1	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
2	Barclays Capital changed the name of the BAB Index from “Barclays Capital U.S. Aggregate Bond Index” to “Barclays U.S. Aggregate Bond Index.” The BAB Index is an unmanaged index composed of securities from the Barclay's Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
3	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index, which represents approximately 68% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

8	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The index is unmanaged, and it is not possible to invest directly in an index.
9	The S&P REIT Index tracks the market performance of U.S. Real Estate Investment Trusts, known as REITs. It consists of 100 REITs chosen for their liquidity and importance in representing a diversified real estate portfolio. Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks. The index is unmanaged, and it is not possible to invest directly in an index.
10	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
11	The MSCI EAFE Index measures international equity performance. It comprises 22 MSCI country indices, representing the developed markets outside of North America. The index is unmanaged, and it is not possible to invest directly in an index.
12	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
13	The MSCI Emerging Markets Free Index is an unmanaged index consisting of 21 emerging market countries. The index is unmanaged, and it is not possible to invest directly in an index.
14	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
15	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005, and Class R Shares commenced operations on December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charges, maximum contingent deferred sales charges and total annual operating expenses applicable to each class. The Fund's Instituional Shares commenced operations on October 1, 2002. Subject to the expense adjustments noted above, the Fund's Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2012, compared to the Standard and Poor's 500 Index (S&P 500)3 and the Barclays U.S. Aggregate Bond Index (BAB).3
Average Annual Total Returns for the Periods Ended 7/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	-3.95%	-1.32%	5.31%
Class C Shares	-0.07%	-0.93%	5.11%
Class R Shares	1.19%	-0.67%	5.44%
Institutional Shares	1.87%	0.05%	6.17%
*	The Fund's start of performance date was October 1, 2002.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–CLASS c SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–CLASS r SHARES
Growth of a $10,000 Investment–institutional shares
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and BAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	Barclays Capital changed the name of the BAB Index from “Barclays Capital U.S. Aggregate Bond Index” to “Barclays U.S. Aggregate Bond Index.” The S&P 500 and the BAB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	59.8%
Corporate Debt Securities	16.3%
Mortgage-Backed Securities[2]	8.7%
International Equity Securities (including International Exchange-Traded Funds)	6.9%
U.S. Treasury Securities[3]	1.8%
Collateralized Mortgage Obligations	1.3%
Asset-Backed Securities	0.7%
Foreign Debt Securities	0.7%
Trade Finance Agreements	0.6%
Municipal Securities	0.3%
Floating Rate Loan[4]	0.0%
Cash Equivalents[5]	4.8%
Derivative Contracts[4,6]	(0.0)%
Other Assets and Liabilities—Net[7]	(1.9)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $122,692 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At July 31, 2012, the Fund's industry composition8 for its equity securities (excluding international exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Real Estate Investment Trusts	11.0%
Specialty Retailing	5.8%
Regional Banks	4.6%
Discount Department Stores	3.9%
Services to Medical Professionals	3.9%
Money Center Bank	3.7%
Integrated Domestic Oil	3.5%
Property Liability Insurance	3.5%
Broadcasting	3.3%
Multi-Line Insurance	3.3%
Department Stores	3.1%
Financial Services	3.1%
Personal Loans	2.9%
Ethical Drugs	2.8%
Diversified Leisure	1.9%
Auto Manufacturing	1.6%
Computers—Midrange	1.6%
Hotels	1.6%
Cosmetics & Toiletries	1.5%
Life Insurance	1.4%
Specialty Chemicals	1.4%
Apparel	1.3%
Drug Store	1.2%
Cable & Wireless Television	1.1%
Grocery Chain	1.1%
Oil Refiner	1.0%
Soft Drinks	1.0%
Software Packaged/Custom	1.0%
Other[9]	22.9%
TOTAL	100.0%
8	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
9	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
July 31, 2012
Principal Amount or Shares			Value
		COMMON STOCKS—61.6%
		Agricultural Chemical—0.0%
1,100		Scotts Co.	$43,890
		Agricultural Machinery—0.1%
1,100		Lindsay Manufacturing Co.	77,990
		Airline - Regional—0.5%
19,939	[1]	Alaska Air Group, Inc.	694,874
		Aluminum—0.1%
2,800		Kaiser Aluminum Corp.	152,712
		Apparel—0.8%
3,582	[1]	Ann, Inc.	97,001
8,012	[1]	Carter's, Inc.	405,968
1,187		Columbia Sportswear Co.	60,050
2,392	[1]	Express, Inc.	38,511
1,500		Guess ?, Inc.	45,150
558	[1]	Maidenform Brands, Inc.	11,763
571		Oxford Industries, Inc.	24,690
1,012		True Religion Apparel, Inc.	26,555
4,538	[1]	Warnaco Group, Inc.	193,591
3,442	[1]	Zumiez, Inc.	125,048
		TOTAL	1,028,327
		AT&T Divestiture—0.0%
1,100		Verizon Communications	49,654
		Auto Dealership—0.0%
670		Group 1 Automotive, Inc.	36,012
		Auto Manufacturing—1.0%
19,700		Ford Motor Co.	182,028
45,800	[1]	General Motors Co.	902,718
4,800	[1]	TRW Automotive Holdings Corp.	188,640
		TOTAL	1,273,386
		Auto Original Equipment Manufacturers—0.2%
4,698		Dana Holding Corp.	61,920
4,400		Johnson Controls, Inc.	108,460
1,566	[1]	Meritor, Inc.	7,329
4,722	[1]	Tenneco Automotive, Inc.	138,307
		TOTAL	316,016
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Auto Part Replacement—0.3%
5,900		Genuine Parts Co.	$377,777
		Auto Rental—0.2%
2,826	[1]	Dollar Thrifty Automotive Group	210,254
		Baking—0.0%
432		Snyders-Lance, Inc.	10,122
		Biotechnology—0.1%
663	[1]	Incyte Genomics, Inc.	16,568
1,518	[1]	Questcor Pharmaceuticals, Inc.	55,969
		TOTAL	72,537
		Broadcasting—2.0%
9,300		American Tower Corp.	672,483
38,700	[1]	DIRECTV-Class A	1,921,842
		TOTAL	2,594,325
		Building Materials—0.2%
4,600	[1]	Fortune Brands Home & Security, Inc.	101,752
1,100		Lennox International, Inc.	48,037
1,216		Watsco, Inc.	82,615
		TOTAL	232,404
		Building Supply Store—0.6%
29,100		Lowe's Cos., Inc.	738,267
		Cable & Wireless Television—0.7%
10,100		Time Warner Cable, Inc.	857,793
		Cable TV—0.2%
1,600	[1]	Charter Communications, Inc.	123,072
2,500	[1]	Liberty Global, Inc., Class A	131,950
		TOTAL	255,022
		Carpets—0.2%
817		Interface, Inc.	10,833
2,700	[1]	Mohawk Industries, Inc.	179,361
		TOTAL	190,194
		Cement—0.0%
568		Eagle Materials, Inc.	19,738
		Clothing Stores—0.6%
3,042	[1]	Aeropostale, Inc.	59,988
685		Cato Corp., Class A	19,180
1,971	[1]	Children's Place Retail Stores, Inc.	100,127
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
13,200		Gap (The), Inc.	$389,268
1,900	[1]	Hanesbrands, Inc.	57,038
1,258	[1]	Jos A. Bank Clothiers, Inc.	53,163
757	[1]	Rue21, Inc.	18,653
		TOTAL	697,417
		Commodity Chemicals—0.3%
618		Georgia Gulf Corp.	20,258
419		Innospec, Inc.	13,039
170		Newmarket Corp.	39,080
2,300		PPG Industries, Inc.	251,758
2,100		RPM International, Inc.	55,650
76		Stepan Co.	6,738
		TOTAL	386,523
		Computer Networking—0.0%
707	[1]	NetScout Systems, Inc.	16,515
		Computer Peripherals—0.1%
2,800		Lexmark International Group, Class A	48,972
973	[1]	Silicon Graphics International Corp.	6,471
553	[1]	Synaptics, Inc.	14,588
		TOTAL	70,031
		Computer Services—0.2%
1,149	[1]	CACI International, Inc., Class A	64,861
1,134		Fair Isaac & Co., Inc.	49,091
1,253		Syntel, Inc.	72,837
1,435	[1]	Unisys Corporation	27,882
		TOTAL	214,671
		Computer Stores—0.5%
4,200		GameStop Corp.	67,284
1,900	[1]	Insight Enterprises, Inc.	31,844
11,300	[1]	Tech Data Corp.	566,130
		TOTAL	665,258
		Computers - Low End—0.3%
31,800		Dell, Inc.	377,784
		Computers - Midrange—1.0%
68,300		Hewlett-Packard Co.	1,245,792
		Construction Machinery—0.2%
236		NACCO Industries, Inc., Class A	23,635
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—continued
8,000		Trinity Industries, Inc.	$224,000
		TOTAL	247,635
		Consumer Finance—0.0%
565	[1]	Green Dot Corp.	5,899
		Consumer Goods—0.0%
1,428		Pool Corp.	52,636
		Cosmetics & Toiletries—0.9%
3,800		Avon Products, Inc.	58,862
778	[1]	Elizabeth Arden, Inc.	30,350
8,600		Estee Lauder Cos., Inc., Class A	450,468
1,642	[1]	Revlon, Inc., Class A	23,891
4,132	[1]	Sally Beauty Holdings, Inc.	109,167
5,600	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	475,328
		TOTAL	1,148,066
		Crude Oil & Gas Production—0.1%
2,138		Energy XXI Ltd.	66,663
2,145	[1]	Stone Energy Corp.	56,328
1,876		W&T Offshore, Inc.	34,687
		TOTAL	157,678
		Defense Aerospace—0.1%
849	[1]	Hexcel Corp.	19,773
662		Kaman Corp., Class A	21,568
855	[1]	Orbital Sciences Corp.	11,200
246	[1]	Teledyne Technologies, Inc.	15,326
900	[1]	Transdigm Group, Inc.	111,024
		TOTAL	178,891
		Department Stores—1.9%
10,400		Kohl's Corp.	517,088
11,000		Macy's, Inc.	394,240
6,500		Penney (J.C.) Co., Inc.	146,315
2,321	[1]	Saks, Inc.	24,208
2,900	[1]	Sears Holdings Corp.	143,521
19,500		Target Corp.	1,182,675
		TOTAL	2,408,047
		Discount Department Stores—2.4%
11,200	[1]	Dollar Tree, Inc.	563,808
1,700		Family Dollar Stores, Inc.	112,336
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Discount Department Stores—continued
31,400		Wal-Mart Stores, Inc.	$2,337,102
		TOTAL	3,013,246
		Diversified Leisure—1.2%
3,300	[1]	Bally Technologies, Inc.	144,243
35,000		Carnival Corp.	1,164,800
2,240	[1]	Coinstar, Inc.	106,378
3,900		Royal Caribbean Cruises, Ltd.	97,422
		TOTAL	1,512,843
		Diversified Oil—0.5%
11,700		Murphy Oil Corp.	627,822
		Drug Store—0.8%
26,600		Walgreen Co.	967,176
		Education & Training Services—0.3%
8,100	[1]	Apollo Group, Inc., Class A	220,320
1,241	[1]	Bridgepoint Education, Inc.	11,293
590	[1]	Capella Education Co.	15,647
1,500		DeVry, Inc.	29,445
818	[1]	Grand Canyon Education, Inc.	13,611
1,352	[1]	ITT Educational Services, Inc.	52,485
415		Strayer Education, Inc.	30,154
		TOTAL	372,955
		Electrical Equipment—0.1%
1,591		Belden, Inc.	51,119
530	[1]	Rofin-Sinar Technologies, Inc.	9,609
900		Smith (A.O.) Corp.	44,478
1,400	[1]	WESCO International, Inc.	77,994
		TOTAL	183,200
		Electronic Instruments—0.2%
818	[1]	IRobot Corp.	18,618
4,400	[1]	Trimble Navigation Ltd.	194,744
		TOTAL	213,362
		Electronic Test/Measuring Equipment—0.1%
1,400	[1]	Itron, Inc.	54,558
542		MTS Systems Corp.	23,561
		TOTAL	78,119
		Ethical Drugs—1.7%
7,100	[1]	Forest Laboratories, Inc., Class A	238,205
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Ethical Drugs—continued
43,800		Lilly (Eli) & Co.	$1,928,514
		TOTAL	2,166,719
		Financial Services—1.9%
6,900		Ameriprise Financial, Inc.	356,868
1,377		Deluxe Corp.	38,997
590	[1]	Encore Capital Group, Inc.	16,520
24,700		SLM Holding Corp.	394,953
12,600		Visa, Inc., Class A	1,626,282
		TOTAL	2,433,620
		Food Wholesaling—0.5%
21,700		Sysco Corp.	637,763
		Furniture—0.0%
1,068	[1]	Select Comfort Corp.	27,779
		Gas Distributor—0.0%
1,300		Southwest Gas Corp.	58,058
		Generic Drug—0.1%
3,137		Medicis Pharmaceutical Corp., Class A	103,270
		Grocery Chain—0.7%
1,467		Casey's General Stores, Inc.	87,184
1,906		Harris Teeter Supermarkets, Inc.	78,794
20,000		Kroger Co.	443,400
10,600		Safeway, Inc.	164,830
1,000	[1]	The Fresh Market, Inc.	58,890
		TOTAL	833,098
		Health Care Equipment & Supplies—0.1%
1,500		Hill-Rom Holdings, Inc.	39,225
1,600		St. Jude Medical, Inc.	59,776
		TOTAL	99,001
		Home Building—0.1%
4,700		D. R. Horton, Inc.	82,861
		Home Health Care—0.0%
827	[1]	Wellcare Health Plans, Inc.	53,606
		Home Products—0.5%
3,100		Energizer Holdings, Inc.	241,087
1,800		Jarden Corp.	81,360
3,800		Newell Rubbermaid, Inc.	67,070
1,155	[1]	Spectrum Brands Holdings, Inc.	42,539
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Home Products—continued
4,253		Tupperware Brands Corp.	$222,942
		TOTAL	654,998
		Hotels—1.0%
16,300		Marriott International, Inc., Class A	593,646
12,900		Wyndham Worldwide Corp.	671,445
		TOTAL	1,265,091
		Hotels and Motels—0.0%
658		Ameristar Casinos, Inc.	11,100
562		Six Flags Entertainment Corp.	32,377
		TOTAL	43,477
		Household Appliances—0.3%
1,300	[1]	Middleby Corp.	127,296
4,300		Whirlpool Corp.	290,508
		TOTAL	417,804
		Household Durable—0.4%
6,900		Stanley Black & Decker, Inc.	461,541
		Industrial Machinery—0.1%
1,255		Actuant Corp.	35,717
519		Tennant Co.	21,627
674		Watts Industries, Inc., Class A	22,673
		TOTAL	80,017
		Insurance Brokerage—0.2%
3,100		Aspen Insurance Holdings Ltd.	89,094
300	[1]	Markel Corp.	129,618
		TOTAL	218,712
		Integrated Domestic Oil—2.1%
38,800		ConocoPhillips	2,112,272
2,300		Hess Corp.	108,468
18,000		Marathon Oil Corp.	476,460
		TOTAL	2,697,200
		Integrated International Oil—0.4%
4,900		Chevron Corp.	536,942
		Internet Service—0.0%
712	[1]	Travelzoo, Inc.	15,386
		Life Insurance—0.9%
12,100		Protective Life Corp.	337,711
15,000		Prudential Financial	724,200
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Life Insurance—continued
3,900		Symetra Financial Corp	$45,357
		TOTAL	1,107,268
		Lumber Product—0.1%
13,000	[1]	Louisiana-Pacific Corp.	134,160
		Machined Parts Original Equipment Manufacturers—0.1%
1,525		Applied Industrial Technologies, Inc.	56,669
300		Titan International, Inc.	6,201
		TOTAL	62,870
		Mail Order—0.1%
3,530		HSN, Inc.	149,531
		Maritime—0.1%
4,500		Ship Finance International Ltd.	65,160
161		TAL International Group, Inc.	5,498
		TOTAL	70,658
		Meat Packing—0.4%
24,600	[1]	Smithfield Foods, Inc.	455,100
		Medical Supplies—0.2%
3,369	[1]	Align Technology, Inc.	114,411
800	[1]	CareFusion Corporation	19,528
329	[1]	Orthofix International NV	13,493
2,653		Owens & Minor, Inc.	74,841
2,108		Steris Corp.	63,514
		TOTAL	285,787
		Medical Technology—0.1%
716	[1]	Arthrocare Corporation	21,179
976	[1]	Integra Lifesciences Corp.	37,537
1,005	[1]	MedAssets, Inc.	13,256
		TOTAL	71,972
		Metal Fabrication—0.2%
1,158		Barnes Group, Inc.	27,630
2,000		Reliance Steel & Aluminum Co.	102,960
1,300		Timken Co.	47,060
3,502		Worthington Industries, Inc.	75,993
		TOTAL	253,643
		Miscellaneous Communications—0.1%
600	[1]	Equinix, Inc.	106,908
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Communications—continued
1,728	[1]	Leap Wireless International, Inc.	$9,815
		TOTAL	116,723
		Miscellaneous Components—0.3%
11,200	[1]	Fairchild Semiconductor International, Inc., Class A	155,232
1,195	[1]	TriMas Corp.	25,979
22,000	[1]	Vishay Intertechnology, Inc.	217,140
		TOTAL	398,351
		Miscellaneous Food Products—0.1%
3,700		Fresh Del Monte Produce, Inc.	90,650
		Miscellaneous Machinery—0.2%
4,800		Nordson Corp.	246,048
		Miscellaneous Metals—0.0%
701		AMCOL International Corp.	21,521
662		Matthews International Corp., Class A	19,198
		TOTAL	40,719
		Money Center Bank—2.2%
65,700		JPMorgan Chase & Co.	2,365,200
1,100		Northern Trust Corp.	49,940
10,800		State Street Corp.	436,104
		TOTAL	2,851,244
		Mortgage and Title—0.0%
1,800		Fidelity National Financial, Inc., Class A	33,516
		Multi-Industry Basic—0.0%
494		Olin Corp.	9,999
		Multi-Industry Capital Goods—0.3%
1,991		Acuity Brands, Inc. Holding Company	115,358
10,500		Textron, Inc.	273,525
		TOTAL	388,883
		Multi-Industry Transportation—0.0%
1,658		Brinks Co. (The)	38,466
256	[1]	Hub Group, Inc.	7,616
		TOTAL	46,082
		Multi-Line Insurance—2.1%
34,800		Allstate Corp.	1,193,640
36,300	[1]	American International Group, Inc.	1,135,101
3,800		CNA Financial Corp.	99,218
6,800		Montpelier Re Holdings Ltd.	137,768
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Multi-Line Insurance—continued
100		White Mountains Insurance Group, Inc.	$51,059
		TOTAL	2,616,786
		Newspaper Publishing—0.0%
100		Washington Post Co., Class B	33,850
		Office Equipment—0.0%
3,800		Pitney Bowes, Inc.	50,768
		Office Furniture—0.1%
1,160		HNI Corp.	30,821
2,319		Knoll, Inc.	31,747
1,316		Miller Herman, Inc.	24,083
		TOTAL	86,651
		Office Supplies—0.1%
2,800		Avery Dennison Corp.	86,212
1,274		United Stationers, Inc.	32,117
		TOTAL	118,329
		Oil Refiner—0.6%
5,700		Marathon Petroleum Corp.	269,610
6,300	[1]	Tesoro Petroleum Corp.	174,195
10,700		Valero Energy Corp.	294,250
3,219		Western Refining, Inc.	75,743
		TOTAL	813,798
		Oil Service, Explore & Drill—0.1%
1,702	[1]	C&J Energy Services, Inc.	31,964
2,700	[1]	Helix Energy Solutions Group, Inc.	48,276
		TOTAL	80,240
		Other Communications Equipment—0.1%
1,300		Harris Corp.	54,145
549	[1]	Netgear, Inc.	19,012
		TOTAL	73,157
		Packaged Food—0.1%
1,919	[1]	United Natural Foods, Inc.	104,202
		Paper Product—0.0%
5,800	[1]	Boise, Inc.	42,920
		Personal & Household—0.2%
4,193		Nu Skin Enterprises, Inc.	213,885
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Personal Loans—1.8%
39,200		Capital One Financial Corp.	$2,214,408
507		Cash America International, Inc.	19,428
611	[1]	Ezcorp, Inc., Class A	13,748
		TOTAL	2,247,584
		Personnel Agency—0.2%
3,500		Manpower, Inc.	124,530
2,100		Robert Half International, Inc.	56,721
697	[1]	TrueBlue, Inc.	10,608
		TOTAL	191,859
		Photo-Optical Component-Equipment—0.0%
365	[1]	Coherent, Inc.	17,823
		Plastic—0.0%
1,857		Polyone Corp.	27,354
		Printed Circuit Boards—0.1%
2,400	[1]	Benchmark Electronics, Inc.	37,824
7,000	[1]	Sanmina-SCI Corporation	59,780
		TOTAL	97,604
		Printing—0.1%
366	[1]	Consolidated Graphics, Inc.	8,678
3,500		Donnelley (R.R.) & Sons Co.	42,420
1,834	[1]	Valassis Communications, Inc.	41,356
		TOTAL	92,454
		Professional Services—0.0%
934		Hillenbrand, Inc.	16,149
376		Insperity, Inc.	9,866
		TOTAL	26,015
		Property Liability Insurance—2.1%
2,300		Everest Re Group Ltd.	233,910
4,200		ProAssurance Corp.	376,194
1,800		RenaissanceRe Holdings Ltd.	133,182
31,200		The Travelers Cos, Inc.	1,954,680
		TOTAL	2,697,966
		Real Estate Investment Trusts—6.8%
6,000		American Campus Communities, Inc.	285,960
12,000		American Capital Agency Corp.	421,680
30,000		Annaly Capital Management, Inc.	522,900
2,000		Boston Properties, Inc.	221,800
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Real Estate Investment Trusts—continued
48,000		CYS Investments, Inc.	$694,080
5,300		Digital Realty Trust, Inc.	413,771
47,000		Hatteras Financial Corp.	1,374,750
9,000		Home Properties, Inc.	590,490
11,000		LaSalle Hotel Properties	288,860
65,000		MFA Mortgage Investments, Inc.	525,200
19,000		Pebblebrook Hotel Trust	431,680
17,500		Plum Creek Timber Co., Inc.	710,325
10,000		Post Properties, Inc.	516,500
1,300		Public Storage	193,635
1,591		Simon Property Group, Inc.	255,340
49,000	[1]	Sunstone Hotel Investors, Inc.	490,490
3,300		Taubman Centers, Inc.	255,816
16,000		UDR, Inc.	425,760
		TOTAL	8,619,037
		Recreational Goods—0.0%
618		Sturm Ruger & Co., Inc.	30,548
		Recreational Vehicle—0.0%
2,712		Brunswick Corp.	59,637
		Regional Banks—2.8%
10,400		BB&T Corp.	326,248
1,000		City National Corp.	49,280
5,200		Comerica, Inc.	157,092
1,100		Commerce Bancshares, Inc.	43,318
7,200		Fifth Third Bancorp	99,504
13,300		Huntington Bancshares, Inc.	82,659
21,000		KeyCorp	167,580
10,500		SunTrust Banks, Inc.	248,325
837	[1]	SVB Financial Group	48,387
68,100		Wells Fargo & Co.	2,302,461
2,400		Zions Bancorp	43,680
		TOTAL	3,568,534
		Rental & Leasing Service—0.1%
2,300		Rent-A-Center, Inc.	81,788
		Restaurants—0.2%
572		CEC Entertainment, Inc.	19,711
944		Cracker Barrel Old Country Store, Inc.	59,151
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Restaurants—continued
792	[1]	DineEquity, Inc.	$42,214
900	[1]	Panera Bread Co.	141,741
439	[1]	Red Robin Gourmet Burgers	13,104
		TOTAL	275,921
		Roofing & Wallboard—0.0%
960	[1]	Beacon Roofing Supply, Inc.	25,449
986	[1]	U.S.G. Corp.	16,013
		TOTAL	41,462
		Rubber—0.0%
1,480		Cooper Tire & Rubber Co.	25,856
		Semiconductor Distribution—0.4%
16,800	[1]	Arrow Electronics, Inc.	567,000
		Semiconductor Manufacturing—0.1%
1,115	[1]	Cirrus Logic, Inc.	40,998
4,933	[1]	Omnivision Technologies, Inc.	69,161
		TOTAL	110,159
		Semiconductor Manufacturing Equipment—0.1%
1,691		Brooks Automation, Inc.	15,659
1,150	[1]	Mentor Graphics Corp.	17,572
2,045	[1]	Veeco Instruments, Inc.	73,027
		TOTAL	106,258
		Services to Medical Professionals—2.4%
10,100		Aetna, Inc.	364,206
2,116	[1]	Centene Corp.	80,492
3,000		Coventry Health Care, Inc.	99,990
2,200	[1]	Henry Schein, Inc.	164,582
1,100		Humana, Inc.	67,760
1,985	[1]	Molina Healthcare, Inc.	48,454
2,000		Omnicare, Inc.	62,820
1,894	[1]	PSS World Medical, Inc.	39,566
1,184	[1]	Team Health Holdings, Inc.	31,613
27,100		UnitedHealth Group, Inc.	1,384,539
13,200		Wellpoint, Inc.	703,428
		TOTAL	3,047,450
		Shoes—0.1%
4,129	[1]	CROCs, Inc.	63,380
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Shoes—continued
397	[1]	Genesco, Inc.	$26,289
		TOTAL	89,669
		Silver Production—0.0%
1,856	[1]	Coeur d'Alene Mines Corp.	30,271
		Soft Drinks—0.6%
10,400		Coca-Cola Enterprises, Inc.	304,928
9,700		Dr. Pepper Snapple Group, Inc.	442,126
		TOTAL	747,054
		Software Packaged/Custom—0.6%
4,200		CA, Inc.	101,094
5,400		Computer Sciences Corp.	132,948
4,500	[1]	Electronic Arts, Inc.	49,590
513	[1]	MicroStrategy, Inc., Class A	59,744
3,711	[1]	Parametric Technology Corp.	79,935
1,820	[1]	Progress Software Corp.	35,381
16,000	[1]	Symantec Corp.	252,000
756	[1]	Verint Systems, Inc.	21,100
1,894	[1]	Websense, Inc.	28,429
		TOTAL	760,221
		Specialty Chemicals—0.8%
4,200		Airgas, Inc.	333,144
8,500		Cabot Corp.	331,500
415		Chemed Corp.	26,050
1,745	[1]	Chemtura Corp.	23,592
1,050	[1]	Kraton Performance Polymers, Inc.	24,591
1,385	[1]	LSB Industries, Inc.	44,500
171		Quaker Chemical Corp.	7,570
5,861		Rockwood Holdings, Inc.	259,173
255	[1]	TPC Group, Inc.	9,818
		TOTAL	1,059,938
		Specialty Retailing—3.6%
5,200		Abercrombie & Fitch Co., Class A	175,760
3,500		Advance Auto Parts, Inc.	245,525
8,684	[1]	Ascena Retail Group, Inc.	159,265
4,700	[1]	AutoNation, Inc.	185,321
2,400	[1]	Big Lots, Inc.	97,224
32,900		CVS Corp.	1,488,725
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
450	[1]	Cabela's, Inc., Class A	$20,673
4,950		Expedia, Inc.	282,100
1,208		Finish Line, Inc., Class A	25,223
3,700		Foot Locker, Inc.	122,174
379	[1]	Francesca's Holdings Corp.	11,904
9,823		GNC Acquisition Holdings, Inc.	378,480
471	[1]	Hibbett Sports, Inc.	28,623
804	[1]	Lumber Liquidators Holdings, Inc.	34,001
2,400	[1]	Mattress Firm Holding Corp.	69,984
6,900		Nordstrom, Inc.	373,566
2,442		Penske Automotive Group, Inc.	58,364
2,800		Signet Jewelers Ltd.	122,976
13,300		Staples, Inc.	169,442
2,338		Tractor Supply Co.	212,454
738	[1]	Vera Bradley, Inc.	16,819
2,213	[1]	Vitamin Shoppe Industries, Inc.	121,538
4,200		Williams-Sonoma, Inc.	145,950
		TOTAL	4,546,091
		Surveillance-Detection—0.0%
749		Mine Safety Appliances Co.	25,706
		Telecommunication Equipment & Services—0.2%
2,567	[1]	Anixter International, Inc.	146,088
2,678	[1]	CIENA Corp.	42,928
3,500	[1]	TW Telecom, Inc.	87,955
		TOTAL	276,971
		Textiles Apparel & Luxury Goods—0.0%
1,211	[1]	Fifth & Pacific Co., Inc.	13,418
		Tools and Hardware—0.1%
1,800		Snap-On, Inc.	122,004
		Toys & Games—0.2%
6,900		Hasbro, Inc.	247,158
		Truck Manufacturing—0.1%
2,600	[1]	Navistar International Corp.	63,960
		Uniforms—0.2%
5,200		Cintas Corp.	206,076
		TOTAL COMMON STOCKS (IDENTIFIED COST $74,676,493)	78,128,439
Annual Shareholder Report

Principal Amount or Shares		Value
	Asset-Backed Securities—0.6%
$29,591	CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 8/25/2032	$27,551
400,000	GE Dealer Floorplan Master Note Trust 2012-3 A, 0.735%, 6/20/2017	400,000
100,000	Merrill Lynch Mortgage Trust 2008-C1 AM, 6.262%, 2/12/2051	107,685
250,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	277,000
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $780,418)	812,236
	Collateralized Mortgage Obligations—0.7%
1,751	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.098%, 3/25/2031	1,793
70,000	Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	70,609
125,000	Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	128,104
75,000	Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	79,239
5,720	Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	6,382
11,140	Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	12,756
2,356	Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	2,409
24,817	Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	27,800
26,701	Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	31,714
2,242	Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	2,404
5,871	Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	6,197
100,000	GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	104,453
135,000	GS Mortgage Securities Corp. II 2012-GCJ7 BB, 4.740%, 5/10/2045	141,458
19,255	Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	21,581
50,000	Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	53,733
100,000	Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	101,914
105,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	114,625
25,000	WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,218
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $903,125)	933,389
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—13.9%
		Basic Industry - Chemicals—0.4%
$100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	$108,949
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	95,269
2,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	2,041
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	37,899
20,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 02/01/2022	21,356
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,718
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	39,063
70,000		RPM International, Inc., 6.500%, 02/15/2018	81,374
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	23,218
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	88,297
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,672
		TOTAL	549,856
		Basic Industry - Metals & Mining—0.6%
50,000		Alcan, Inc., 5.000%, 06/01/2015	55,540
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	93,952
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	104,064
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,371
10,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	10,295
10,000		ArcelorMittal, 6.125%, 06/01/2018	10,353
75,000		ArcelorMittal, Sr. Unsecd. Note, 4.500%, 02/25/2017	74,340
50,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 06/01/2013	51,409
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	42,588
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	55,823
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	106,265
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	23,341
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	67,480
		TOTAL	710,821
		Basic Industry - Paper—0.1%
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,159
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	58,960
		TOTAL	80,119
		Capital Goods - Aerospace & Defense—0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 08/15/2015	54,616
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	44,314
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	23,069
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Aerospace & Defense—continued
$10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	$10,623
		TOTAL	132,622
		Capital Goods - Building Materials—0.1%
20,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	20,967
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	47,991
		TOTAL	68,958
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,246
		Capital Goods - Diversified Manufacturing—0.5%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	15,668
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,189
60,000		Dover Corp., Note, 5.450%, 03/15/2018	71,380
30,000		Emerson Electric Co., 4.875%, 10/15/2019	36,203
160,000		Harsco Corp., 5.750%, 05/15/2018	179,438
80,000		Hubbell, Inc., 5.950%, 06/01/2018	96,244
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	74,214
50,000		Pentair, Inc., Company Guarantee, 5.000%, 05/15/2021	56,429
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	94,513
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 02/15/2067	32,200
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	18,276
		TOTAL	690,754
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	100,307
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,938
		TOTAL	132,245
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,320
10,000	[2,3]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.450%, 03/01/2019	10,582
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	35,005
		TOTAL	92,907
		Communications - Media & Cable—0.2%
20,000		Cox Communications, Inc., 7.125%, 10/01/	20,207
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	82,928
50,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 03/01/2041	61,373
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Media & Cable—continued
$30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	$39,998
		TOTAL	204,506
		Communications - Media Noncable—0.3%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	29,194
50,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	51,896
10,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	11,300
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,655
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	93,522
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	21,343
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	106,823
		TOTAL	341,733
		Communications - Telecom Wireless—0.3%
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	111,607
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	111,814
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	32,933
40,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	40,884
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	118,792
		TOTAL	416,030
		Communications - Telecom Wirelines—0.1%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 03/15/2042	10,323
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	46,499
30,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 02/16/2021	27,070
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	76,625
		TOTAL	160,517
		Consumer Cyclical - Automotive—0.4%
100,000	[2,3]	American Honda Finance Corp., Series 144A, 4.625%, 04/02/2013	102,772
70,000	[2,3]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.950%, 03/28/2014	70,921
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	80,482
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,943
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,254
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	$10,211
25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	28,524
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 01/30/2015	85,715
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,089
100,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 03/22/2017	103,422
		TOTAL	539,333
		Consumer Cyclical - Entertainment—0.4%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	220,289
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	107,036
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	74,605
40,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	50,605
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	26,090
10,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 04/01/2017	10,852
		TOTAL	489,477
		Consumer Cyclical - Lodging—0.2%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	52,937
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,305
180,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.250%, 03/01/2022	184,875
		TOTAL	289,117
		Consumer Cyclical - Retailers—0.2%
15,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	16,134
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.750%, 07/15/2013	72,805
30,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	42,205
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,972
20,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 04/15/2041	28,118
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	58,919
		TOTAL	229,153
		Consumer Cyclical - Services—0.0%
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	16,096
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	13,570
		TOTAL	29,666
		Consumer Non-Cyclical - Food/Beverage—0.6%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 04/01/2014	110,225
Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$100,000	Bottling Group LLC, Note, 5.500%, 04/01/2016	$116,360
60,000	Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	65,884
30,000	Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,216
90,000	General Mills, Inc., Note, 5.700%, 02/15/2017	107,835
40,000	Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	40,629
90,000	Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	110,403
20,000	Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	21,524
20,000	Sysco Corp., Sr. Note, 5.375%, 03/17/2019	24,622
50,000	Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	50,938
30,000	The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	31,243
50,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	50,750
	TOTAL	760,629
	Consumer Non-Cyclical - Health Care—0.4%
40,000	Baxter International, Inc., 6.250%, 12/01/2037	57,694
50,000	Boston Scientific Corp., 4.500%, 01/15/2015	53,551
75,000	Boston Scientific Corp., 6.000%, 01/15/2020	90,638
20,000	Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	25,451
40,000	Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	40,463
90,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	108,079
50,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	50,242
10,000	Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	12,659
	TOTAL	438,777
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	42,482
10,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,244
40,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 04/01/2021	45,689
30,000	Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	38,738
	TOTAL	137,153
	Consumer Non-Cyclical - Products—0.1%
10,000	Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,658
80,000	Whirlpool Corp., Series MTN, 5.500%, 03/01/2013	81,944
	TOTAL	92,602
	Consumer Non-Cyclical - Supermarkets—0.0%
40,000	Kroger Co., Bond, 6.900%, 04/15/2038	50,931
	Consumer Non-Cyclical - Tobacco—0.1%
70,000	Altria Group, Inc., 9.250%, 08/06/2019	98,982
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Tobacco—continued
$10,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	$11,521
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	36,882
		TOTAL	147,385
		Energy - Independent—0.4%
100,000		Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	124,338
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	54,725
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	36,691
50,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 06/02/2041	63,500
15,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 03/05/2020	18,075
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	10,338
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.500%, 05/15/2042	11,173
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	116,159
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	97,046
		TOTAL	532,045
		Energy - Integrated—0.4%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	33,257
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,406
40,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	47,720
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	114,422
75,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	79,456
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	119,148
30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	37,894
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,501
20,000	[2,3]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.950%, 03/05/2015	20,348
50,000	[2,3]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.300%, 04/01/2022	54,882
		TOTAL	549,034
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,432
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,536
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	21,498
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,696
10,000	[2,3]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.950%, 09/14/2016	10,334
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$80,000		Weatherford International Ltd., 6.000%, 03/15/2018	$92,023
		TOTAL	176,519
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,234
115,000		Valero Energy Corp., 7.500%, 04/15/2032	146,866
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,548
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	36,951
		TOTAL	209,599
		Financial Institution - Banking—2.1%
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	88,593
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	53,597
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	43,143
60,000		Bank of America Corp., Note, 4.500%, 04/01/2015	63,077
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	21,619
20,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 01/05/2021	22,733
125,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 09/29/2049	114,688
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	55,170
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,397
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	106,479
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	21,062
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	195,923
25,000		City National Corp., Note, 5.250%, 09/15/2020	27,145
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	42,094
130,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.500%, 05/01/2014	138,745
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.250%, 01/11/2016	41,578
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,353
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	27,137
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	78,322
50,000		Goldman Sachs Group, Inc., Series MTN, 6.000%, 05/01/2014	53,389
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	74,228
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	33,712
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	57,629
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	153,450
10,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	11,941
200,000		JP Morgan Chase & Co., Sr. Unsecd. Note, 4.500%, 01/24/2022	222,297
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	$66,034
50,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	50,508
35,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.950%, 12/28/2017	36,613
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.000%, 04/28/2015	74,214
110,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/01/2018	117,892
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,584
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,150
100,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	113,590
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	91,962
20,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2016	20,941
30,000		Wachovia Corp., 5.750%, 02/01/2018	35,747
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	79,614
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	121,376
		TOTAL	2,651,726
		Financial Institution - Brokerage—0.5%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,646
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	20,403
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,369
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	138,113
150,000	[2,3]	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	193,990
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	86,825
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	25,875
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	67,715
30,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	32,889
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,085
		TOTAL	688,910
		Financial Institution - Finance Noncaptive—0.5%
120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,512
25,000		Capital One Capital V, 10.250%, 08/15/2039	26,000
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,225
170,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.900%, 01/09/2017	178,185
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	96,500
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.280%, 12/21/2065	139,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$60,000		International Lease Finance, Sr. Unsecd. Note, 4.875%, 4/01/2015	$61,136
		TOTAL	632,558
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	61,886
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	61,047
		TOTAL	122,933
		Financial Institution - Insurance - Life—0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	110,231
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	12,907
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	46,477
25,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 04/15/2022	26,679
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	18,489
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,360
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	118,702
70,000		MetLife, Inc., 6.750%, 06/01/2016	82,856
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	14,500
50,000	[2,3]	New York Life Insurance Co, Sub. Note, Series 144A, 6.750%, 11/15/2039	69,469
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, Series 144A, 5.150%, 04/15/2013	87,727
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,059
85,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	102,224
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	57,531
		TOTAL	777,211
		Financial Institution - Insurance - P&C—0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	101,083
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,190
75,000		CNA Financial Corp., 6.500%, 08/15/2016	85,311
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	36,630
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	24,796
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	105,615
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	90,748
Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Financial Institution - Insurance - P&C—continued
$50,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	$56,773
	TOTAL	502,146
	Financial Institution - REITs—0.5%
40,000	AMB Property LP, Series MTN, 6.300%, 06/01/2013	41,285
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	52,009
15,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,569
55,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	64,969
20,000	Equity One, Inc., Bond, 6.000%, 09/15/2017	22,307
20,000	Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,643
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	46,734
75,000	Liberty Property LP, 6.625%, 10/01/2017	88,433
20,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,855
95,000	Simon Property Group LP, 6.125%, 05/30/2018	114,321
35,000	Simon Property Group LP, 6.750%, 05/15/2014	37,977
30,000	Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	35,573
10,000	UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,852
	TOTAL	575,527
	Sovereign—0.1%
40,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	41,990
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,646
	TOTAL	74,636
	Technology—0.7%
40,000	BMC Software, Inc., 7.250%, 06/01/2018	48,748
25,000	BMC Software, Inc., Sr. Unsecd. Note, 4.250%, 02/15/2022	25,709
50,000	Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2017	55,035
60,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	70,174
20,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	22,110
100,000	Dell Computer Corp., Deb., 7.100%, 04/15/2028	126,704
90,000	Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	108,262
20,000	Hewlett-Packard Co., Sr. Unsecd. Note, 2.600%, 09/15/2017	19,984
20,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,868
100,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	105,949
100,000	IBM Corp., Deb., 8.375%, 11/01/2019	144,052
10,000	Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,540
30,000	Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	30,720
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	$27,133
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,245
		TOTAL	837,233
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	143,688
		Transportation - Railroads—0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	82,083
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	63,798
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	128,515
		TOTAL	274,396
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	105,961
60,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.750%, 05/11/2017	60,926
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	62,164
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	32,731
		TOTAL	261,782
		Utility - Electric—0.9%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	95,209
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	115,949
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,425
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,143
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	50,994
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	105,882
50,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	53,486
40,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	44,714
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,937
24,798	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	26,487
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	96,393
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	55,642
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,273
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	87,876
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	63,965
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,571
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,582
90,000		Union Electric Co., 6.000%, 04/01/2018	107,494
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	$91,373
		TOTAL	1,097,395
		Utility - Natural Gas Distributor—0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	40,795
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,983
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,343
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	32,849
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	65,495
		TOTAL	177,465
		Utility - Natural Gas Pipelines—0.4%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	77,054
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	45,962
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	73,302
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	103,592
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	97,924
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	52,740
40,000		Williams Partners LP, 5.250%, 03/15/2020	46,231
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	32,708
		TOTAL	529,513
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,743,164)	17,642,853
		FOREIGN Government/AgencY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $77,673)	85,012
		Mortgage-Backed Securities—0.0%
		Federal National Mortgage Association—0.0%
$1,256		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	1,269
3,281		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	3,444
6,269		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	6,825
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,180)	11,538
Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL SECURITIES—0.3%
		Municipal Services—0.3%
$70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038	$92,662
250,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432%, 01/01/2042	257,225
		TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $320,000)	349,887
		U.S. TREASURY—1.8%
1,050,610	[4]	U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	1,227,868
866,745		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	981,697
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,993,056)	2,209,565
		EXCHANGE-TRADED FUNDS—5.1%
34,000		iShares MSCI Emerging Markets Fund	1,330,080
103,000		iShares MSCI EAFE Index Fund	5,150,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,121,452)	6,480,080
		MUTUAL FUNDS—15.7%[5]
43,041		Emerging Markets Fixed Income Core Fund	1,421,437
1,111,788		Federated Mortgage Core Portfolio	11,406,940
3,699,581	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	3,699,581
95,499		Federated Project and Trade Finance Core Fund	933,977
368,556		High Yield Bond Portfolio	2,439,838
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $18,859,359)	19,901,773
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $119,485,920)[7]	126,554,772
		OTHER ASSETS AND LIABILITIES - NET—0.2%[8]	278,872
		TOTAL NET ASSETS—100%	$126,833,644
Annual Shareholder Report

At July 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	26	$3,244,313	September 2012	$29,598
[1]United States Treasury Note 10-Year Long Futures	55	$7,406,094	September 2012	$128,789
[1]United States Treasury Bond 30-Year Short Futures	15	$2,265,469	September 2012	$(72,573)
[1]United States Treasury Bond Ultra Long Short Futures	3	$517,500	September 2012	$(29,139)
[1]United States Treasury Note 2-Year Short Futures	100	$22,060,938	September 2012	$(42,413)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$14,262
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities amounted to $2,673,525, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2012, these liquid restricted securities amounted to $2,453,236, which represented 1.9% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $119,913,183.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$75,862,262	$—	$—	$75,862,262
International	2,266,177	—	—	2,266,177
Debt Securities:
Asset-Backed Securities	—	812,236	—	812,236
Collateralized Mortgage Obligations	—	933,389	—	933,389
Corporate Bonds	—	17,642,853	—	17,642,853
Foreign Government/Agency	—	85,012	—	85,012
Mortgage-Backed Securities	—	11,538	—	11,538
Municipal Securities	—	349,887	—	349,887
U.S. Treasury	—	2,209,565	—	2,209,565
Exchange-Traded Funds	6,480,080	—	—	6,480,080
Mutual Funds	18,967,796	933,977	—	19,901,773
TOTAL SECURITIES	$103,576,315	$22,978,457	$—	$126,554,772
OTHER FINANCIAL INSTRUMENTS[2]	$14,262	$—	$—	$14,262
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.17	$10.86	$10.17	$12.51	$13.75
Income From Investment Operations:
Net investment income	0.17[1]	0.15[1]	0.16[1]	0.20[1]	0.28[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.02	1.33	0.71	(2.27)	(1.00)
TOTAL FROM INVESTMENT OPERATIONS	0.19	1.48	0.87	(2.07)	(0.72)
Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.18)	(0.27)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.16)	(0.17)	(0.18)	(0.27)	(0.52)
Net Asset Value, End of Period	$12.20	$12.17	$10.86	$10.17	$12.51
Total Return[2]	1.65%	13.67%	8.51%	(16.35)%	(5.60)%
Ratios to Average Net Assets:
Net expenses	1.30%	1.28%	1.21%	1.30%	1.31%
Net investment income	1.43%	1.27%	1.47%	2.03%	2.08%
Expense waiver/reimbursement[3]	0.28%	0.23%	0.25%	0.14%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,774	$57,358	$86,018	$105,635	$153,458
Portfolio turnover	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.99	$10.70	$10.03	$12.30	$13.60
Income From Investment Operations:
Net investment income	0.08[1]	0.06[1]	0.08[1]	0.13[1]	0.19[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	1.31	0.69	(2.23)	(1.00)
TOTAL FROM INVESTMENT OPERATIONS	0.11	1.37	0.77	(2.10)	(0.81)
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.10)	(0.17)	(0.14)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.07)	(0.08)	(0.10)	(0.17)	(0.49)
Net Asset Value, End of Period	$12.03	$11.99	$10.70	$10.03	$12.30
Total Return[2]	0.93%	12.85%	7.63%	(16.95)%	(6.28)%
Ratios to Average Net Assets:
Net expenses	2.05%	2.04%	1.96%	2.05%	2.05%
Net investment income	0.68%	0.52%	0.71%	1.28%	1.41%
Expense waiver/reimbursement[3]	0.24%	0.19%	0.22%	0.10%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,193	$45,512	$49,907	$55,582	$82,033
Portfolio turnover	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.12	$10.83	$10.14	$12.51	$13.77
Income From Investment Operations:
Net investment income	0.11[1]	0.09[1]	0.10[1]	0.15[1]	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	1.32	0.72	(2.27)	(0.98)
TOTAL FROM INVESTMENT OPERATIONS	0.14	1.41	0.82	(2.12)	(0.78)
Less Distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.13)	(0.25)	(0.13)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.09)	(0.12)	(0.13)	(0.25)	(0.48)
Net Asset Value, End of Period	$12.17	$12.12	$10.83	$10.14	$12.51
Total Return[2]	1.19%	13.08%	8.01%	(16.75)%	(6.01)%
Ratios to Average Net Assets:
Net expenses	1.80%	1.79%	1.70%	1.79%	1.77%
Net investment income	0.93%	0.77%	0.96%	1.56%	1.53%
Expense waiver/reimbursement[3]	0.22%	0.17%	0.21%	0.09%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$526	$665	$673	$597	$708
Portfolio turnover	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.21	$10.90	$10.21	$12.57	$13.79
Income From Investment Operations:
Net investment income	0.20[1]	0.18[1]	0.19[1]	0.23[1]	0.30[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.02	1.34	0.71	(2.28)	(0.98)
TOTAL FROM INVESTMENT OPERATIONS	0.22	1.52	0.90	(2.05)	(0.68)
Less Distributions:
Distributions from net investment income	(0.20)	(0.21)	(0.21)	(0.31)	(0.19)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.20)	(0.21)	(0.21)	(0.31)	(0.54)
Net Asset Value, End of Period	$12.23	$12.21	$10.90	$10.21	$12.57
Total Return[2]	1.87%	13.99%	8.74%	(16.13)%	(5.33)%
Ratios to Average Net Assets:
Net expenses	1.05%	1.04%	0.96%	1.05%	1.06%
Net investment income	1.69%	1.52%	1.71%	2.29%	2.22%
Expense waiver/reimbursement[3]	0.23%	0.18%	0.21%	0.09%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,341	$47,473	$49,127	$50,161	$71,949
Portfolio turnover	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at value including $19,901,773 of investment in affiliated holdings (Note 5) (identified cost $119,485,920)		$126,554,772
Income receivable		296,936
Receivable for investments sold		629,151
Receivable for shares sold		49,557
Receivable for daily variation margin		4,875
TOTAL ASSETS		127,535,291
Liabilities:
Payable for investments purchased	$443,556
Payable for shares redeemed	86,424
Payable for transfer and dividend disbursing agent fees and expenses	29,086
Payable for Directors'/Trustees' fees	476
Payable for auditing fees	26,500
Payable for portfolio accounting fees	19,078
Payable for distribution services fee (Note 5)	21,995
Payable for shareholder services fee (Note 5)	33,731
Payable for account administration fee	13,394
Accrued expenses	27,407
TOTAL LIABILITIES		701,647
Net assets for 10,425,448 shares outstanding		$126,833,644
Net Assets Consist of:
Paid-in capital		$174,984,054
Net unrealized appreciation of investments and futures contracts		7,083,114
Accumulated net realized loss on investments, futures contracts and swap contracts		(56,274,327)
Undistributed net investment income		1,040,803
TOTAL NET ASSETS		$126,833,644
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($48,774,097 ÷ 3,997,465 shares outstanding), no par value, unlimited shares authorized	$12.20
Offering price per share (100/94.50 of $12.20)	$12.91
Redemption proceeds per share	$12.20
Class C Shares:
Net asset value per share ($34,192,897 ÷ 2,842,358 shares outstanding), no par value, unlimited shares authorized	$12.03
Offering price per share	$12.03
Redemption proceeds per share (99.00/100 of $12.03)	$11.91
Class R Shares:
Net asset value per share ($525,671 ÷ 43,201 shares outstanding), no par value, unlimited shares authorized	$12.17
Offering price per share	$12.17
Redemption proceeds per share	$12.17
Institutional Shares:
Net asset value per share ($43,340,979 ÷ 3,542,424 shares outstanding), no par value, unlimited shares authorized	$12.23
Offering price per share	$12.23
Redemption proceeds per share	$12.23
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Dividends (including $703,684 received from affiliated holdings (Note 5))		$2,527,164
Interest		1,065,091
Investment income allocated from affiliated partnership (Note 5)		87,924
TOTAL INCOME		3,680,179
Expenses:
Investment adviser fee (Note 5)	$1,008,077
Administrative fee (Note 5)	270,000
Custodian fees	45,686
Transfer and dividend disbursing agent fees and expenses (Note 2)	177,163
Directors'/Trustees' fees	3,102
Auditing fees	26,500
Legal fees	7,937
Portfolio accounting fees	122,554
Distribution services fee (Note 5)	293,177
Shareholder services fee (Note 5)	150,734
Account administration fee (Note 2)	60,390
Share registration costs	53,031
Printing and postage	43,988
Insurance premiums	4,088
Miscellaneous	9,651
TOTAL EXPENSES	2,276,078
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(247,872)
Waiver of administrative fee (Note 5)	(53,655)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(38,947)
TOTAL WAIVERS AND REIMBURSEMENTS		$(340,474)
Net expenses			$1,935,604
Net investment income			1,744,575
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including realized gain of $223,247 on sales of investments in affiliated holdings) (Note 5)			2,128,146
Net realized gain on futures contracts			304,666
Net realized gain on swap contracts			35,881
Net realized gain on investments allocated from affiliated partnership (Note 5)			13,468
Realized gain distribution from affiliated investment company shares (Note 5)			4,779
Net change in unrealized appreciation of investments			(2,866,764)
Net change in unrealized depreciation of futures contracts			23,764
Net change in unrealized depreciation of swap contracts			6,438
Net realized and unrealized loss on investments, futures contracts and swap contracts			(349,622)
Change in net assets resulting from operations			$1,394,953
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,744,575	$1,926,070
Net realized gain on investments including allocations from partnership, futures contracts and swap contracts	2,486,940	20,679,642
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(2,836,562)	60,771
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,394,953	22,666,483
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(687,022)	(961,404)
Class C Shares	(236,475)	(341,788)
Class R Shares	(3,971)	(7,358)
Institutional Shares	(746,612)	(885,615)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,674,080)	(2,196,165)
Share Transactions:
Proceeds from sale of shares	7,982,107	11,439,970
Net asset value of shares issued to shareholders in payment of distributions declared	1,539,146	2,004,100
Cost of shares redeemed	(33,416,917)	(68,630,880)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,895,664)	(55,186,810)
Change in net assets	(24,174,791)	(34,716,492)
Net Assets:
Beginning of period	151,008,435	185,724,927
End of period (including undistributed net investment income of $1,040,803 and $939,557, respectively)	$126,833,644	$151,008,435
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A
Annual Shareholder Report

Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended July 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$84,293	$(27,733)	$14,547
Class C Shares	45,949	(7,083)	45,843
Class R Shares	1,848	—	—
Institutional Shares	45,073	(4,131)	—
TOTAL	$177,163	$(38,947)	$60,390
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.
At July 31, 2012, the Fund had no outstanding swap contracts.
The average notional amount of Swap contracts held by the Fund throughout the period was $1,538,462. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Annual Shareholder Report

The average notional value of long and short futures contracts held by the Fund throughout the period was $9,900,595 and $24,541,905, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$220,289
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$14,262*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$304,666	$304,666
Credit contracts	35,881	—	35,881
TOTAL	$35,881	$304,666	$340,547
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$23,764	$23,764
Credit contracts	6,438	—	6,438
TOTAL	$6,438	$23,764	$30,202
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	440,545	$5,224,494	657,966	$7,743,593
Shares issued to shareholders in payment of distributions declared	52,895	609,880	71,917	845,744
Shares redeemed	(1,208,672)	(14,191,970)	(3,939,209)	(46,147,902)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(715,232)	$(8,357,596)	(3,209,326)	$(37,558,565)
Year Ended July 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	132,751	$1,556,075	186,375	$2,166,666
Shares issued to shareholders in payment of distributions declared	19,395	221,494	27,581	321,040
Shares redeemed	(1,104,241)	(12,992,765)	(1,082,382)	(12,553,195)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(952,095)	$(11,215,196)	(868,426)	$(10,065,489)
Annual Shareholder Report

Year Ended July 31	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,336	$40,659	3,648	$44,081
Shares issued to shareholders in payment of distributions declared	345	3,971	626	7,358
Shares redeemed	(15,330)	(176,806)	(11,620)	(138,465)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(11,649)	$(132,176)	(7,346)	$(87,026)
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	96,867	$1,160,879	124,795	$1,485,630
Shares issued to shareholders in payment of distributions declared	60,988	703,801	70,455	829,958
Shares redeemed	(503,403)	(6,055,376)	(814,570)	(9,791,318)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(345,548)	$(4,190,696)	(619,320)	$(7,475,730)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,024,524)	$(23,895,664)	(4,704,418)	$(55,186,810)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for partnership income, swap contracts, litigation payments, short-term capital gains distributions received and discount accretion/premium amortization on debt securities.
For the year ended July 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(30,581)	$30,751	$(170)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$1,674,080	$2,196,165
Annual Shareholder Report

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,040,803
Net unrealized appreciation	$6,641,692
Capital loss carryforwards	$(55,832,905)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, deferral of paydown losses, discount accretion/premium amortization on debt securities, defaulted securities and partnership investments.
At July 31, 2012, the cost of investments for federal tax purposes was $119,913,183. The net unrealized appreciation of investments for federal tax purposes excluding futures contracts was $6,641,589. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,402,868 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,761,279.
At July 31, 2012, the Fund had a capital loss carryforward of $55,832,905 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$24,852,999	N/A	$24,852,999
2018	$30,979,906	N/A	$30,979,906
The Fund used capital loss carryforwards of $2,438,746 to offset capital gains realized during the year ended July 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $239,821 of its fee. In addition, for the year ended July 31, 2012, an affiliate of the Adviser voluntarily reimbursed $38,947 of transfer and dividend disbursing agent fees and expenses.
Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2012, the Sub-Adviser earned a fee of $114,008.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FAS waived $53,655 of its fee. The net fee paid to FAS was 0.161% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$290,484
Class R Shares	2,693
TOTAL	$293,177
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC retained $19,114 of fees paid by the Fund. For the year ended July 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2012, FSC retained $2,624 in sales charges from the sale of Class A Shares. FSC also retained $1,278 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$102,259
Class C Shares	48,475
TOTAL	$150,734
For the year ended July 31, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05%, 1.80% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2012, the Adviser reimbursed $8,051. Transactions involving the affiliated holdings during the year ended July 31, 2012, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2011	42,579	836,010	7,041,024	80,475	691,081	8,691,169
Purchases/Additions	17,057	734,133	57,003,761	25,064	273,661	58,053,676
Sales/ Reductions	16,595	458,355	60,345,204	10,040	596,186	61,426,380
Balance of Shares Held 7/31/2012	43,041	1,111,788	3,699,581	95,499	368,556	5,318,465
Value	$1,421,437	$11,406,940	$3,699,581	$933,977	$2,439,838	$19,901,773
Dividend Income/ Allocated Investment Income	$87,924	$346,130	$13,023	$45,937	$298,594	$791,608
Capital Gain Distributions/ Allocated Gain	$13,468	$—	$—	$4,779	$—	$18,247
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2012, were as follows:
Purchases	$180,162,527
Sales	$198,366,536
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2012, 90.50% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2012, 74.21% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Balanced fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.90	$6.53
Class C Shares	$1,000	$1,016.90	$10.28
Class R Shares	$1,000	$1,018.40	$9.03
Institutional Shares	$1,000	$1,021.70	$5.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$6.52
Class C Shares	$1,000	$1,014.67	$10.27
Class R Shares	$1,000	$1,015.91	$9.02
Institutional Shares	$1,000	$1,019.64	$5.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.80%
Institutional Shares	1.05%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: June 2012	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Sub-Adviser in 2009 and served as a Senior Vice President of the Fund's Sub-Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John F. Sherman Birth Date: August 28, 1967 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Began serving: June 2012	Principal Occupations: John F. Sherman has been the Fund's Portfolio Manager since October 2002. Mr. Sherman joined MDT Advisers Investment Team in 2000. He is Vice President of the Trust with respect to the Fund. Mr. Sherman is a member of the CFA Institute and the Boston Security Analysts Society. He received a B.S.B.A. from North Adams State College and an M.B.A. from Boston University Graduate School of Management.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MDT BALANCED FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered in the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
Annual Shareholder Report

lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
37326 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2011 through July 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2012, was 0.86% for Class A Shares, 0.10% for Class B Shares, 0.10% for Class C Shares and 1.12% for the Institutional Shares. The total return of the Russell 1000® Growth Index (Russell 1000® Growth),1 a broad-based securities market index, was 8.26% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell 1000® Growth.
MARKET OVERVIEW
During the reporting period, domestic equity market performance was favorable as evidenced by the 7.33% return on the Russell 3000® Index.2 Large-cap stocks led the way, during the reporting period, as demonstrated by the 10.41% return of the Russell Top 200® Index3 exceeding by far the 2.28% and 0.19% results for the Russell Midcap® Index,4 representing the mid-cap stocks, and the Russell 2000®Index,5 representing small-cap stocks, respectively. Growth stocks outperformed value stocks slightly during the year with the Russell 3000® Growth Index6 returning 7.55% as compared to 7.09% for the Russell 3000® Value Index.7
The best performing sectors in the Russell 1000® Growth during the reporting period were Consumer Staples (+19.58%), Telecommunications Services (+18.04%), Information Technology (+13.99%) and Health Care (+13.55%). Underperforming sectors included Energy (-4.87%), Materials (-4.46%)and Industrials (+2.52%).
FUND PERFORMANCE
During the 12-month reporting period, the most significant positive factor in the Fund's performance relative to the Russell 1000® Growth was stock selection in the Materials sector. Stock selection in the Financials sector also contributed moderately to the Fund's performance. The most significant negative factor in the Fund's performance was stock selection in the Consumer Discretionary sector. Poor stock selection in the Energy and Information Technology sectors also contributed significantly to the Fund's performance. An underweight8 in the Information Technology sector, which outperformed the Russell 1000® Growth, also detracted moderately.
Individual stocks enhancing the Fund's performance included Apple, Wal-Mart Stores, Sherwin-Williams, Alexion Pharmaceuticals and MasterCard.
Individual stocks detracting from the Fund's performance included Halliburton, Vertex Pharmaceuticals, Caterpillar, Dell and CARBO Ceramics.
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1	The Russell 1000® Growth measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and it is not possible to invest directly in an index.
2	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
3	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index and represents approximately 66% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index and represents approximately 27% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and represents approximately 7% of the total market capitalization of the Russell 3000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The index is unmanaged, and it is not possible to invest directly in an index.
8	Underweighted in the portfolio as compared to the Russell 1000® Growth.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The start of performance date for the Fund was September 15, 2005. Class B Shares of the Fund were offered beginning March 29, 2007. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations on September 15, 2005. Subject to the expense adjustments described above, the Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2012, compared to the Russell 1000® Growth Index (Russell 1000® Growth).3
Average Annual Total Returns for the Period Ended 7/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	-4.68%	-1.62%	1.78%
Class B Shares	-5.40%	-1.60%	1.89%
Class C Shares	-0.90%	-1.23%	1.84%
Institutional Shares	1.12%	-0.25%	2.90%
*	The Fund's start of performance date was September 15, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–class a Shares
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–class b SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

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Growth of a $10,000 Investment–CLASS C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 1000® Growth has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The Russell 1000® Growth measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The Russell 1000® Growth is not adjusted to reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2012, the Fund's industry composition1 was follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	7.7%
Computers - Low End	6.0%
Discount Department Stores	5.0%
AT&T Divestiture	4.9%
Biotechnology	4.9%
Financial Services	4.5%
Soft Drinks	3.9%
Ethical Drugs	3.7%
Telecommunication Equipment & Services	3.6%
Restaurants	3.0%
Grocery Chain	2.7%
Miscellaneous Communications	2.7%
Food Wholesaling	2.6%
Drug Store	2.3%
Specialty Retailing	2.3%
Medical Technology	2.0%
Offshore Driller	2.0%
Auto Manufacturing	1.8%
Computer Peripherals	1.8%
Services to Medical Professionals	1.7%
Cosmetics & Toiletries	1.6%
Health Care Technology	1.6%
Auto Part Replacement	1.5%
Hotels	1.5%
Defense Aerospace	1.3%
Other Communications Equipment	1.3%
Paint & Related Materials	1.3%
Cable TV	1.2%
Clothing Stores	1.2%
Internet Services	1.2%
Miscellaneous Machinery	1.2%
Education & Training Services	1.1%
Home Building	1.1%
Apparel	1.0%
Broadcasting	1.0%
Electronic Instruments	1.0%
Other[2]	9.2%
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Industry Composition	Percentage of Total Net Assets
Cash Equivalents[3]	1.5%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2012
Shares			Value
		COMMON STOCKS—98.4%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$320,596
		Apparel—1.0%
10,592	[1]	Under Armour, Inc., Class A	576,628
		AT&T Divestiture—4.9%
61,157		Verizon Communications, Inc.	2,760,627
		Auto Manufacturing—1.8%
88,017		Ford Motor Co.	813,277
4,859	[1]	TRW Automotive Holdings Corp.	190,959
		TOTAL	1,004,236
		Auto Original Equipment Manufacturers—0.5%
8,681	[1]	LKQ Corp.	306,700
		Auto Part Replacement—1.5%
13,492		Genuine Parts Co.	863,893
		Baking—0.3%
8,232		Flowers Foods, Inc.	175,918
		Biotechnology—4.9%
4,914	[1]	Alexion Pharmaceuticals, Inc.	515,233
16,652	[1]	BioMarin Pharmaceutical, Inc.	654,257
17,790	[1]	Celgene Corp.	1,217,903
2,920	[1]	Regeneron Pharmaceuticals, Inc.	393,178
		TOTAL	2,780,571
		Broadcasting—1.0%
19,022	[1]	DISH Network Corp., Class A	585,117
		Cable TV—1.2%
6,139	[1]	Charter Communications, Inc.	472,212
3,343	[1]	Liberty Global, Inc., Class A	176,443
		TOTAL	648,655
		Cellular Communications—0.1%
11,271	[1]	NII Holdings, Inc.	76,079
		Clothing Stores—1.2%
18,115		Gap (The), Inc.	534,211
5,002	[1]	Hanesbrands, Inc.	150,160
		TOTAL	684,371
		Commodity Chemicals—0.3%
141		PPG Industries, Inc.	15,434
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Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—continued
6,401		RPM International, Inc.	$169,626
		TOTAL	185,060
		Computer Peripherals—1.8%
17,258	[1]	NetApp, Inc.	563,819
10,882	[1]	Western Digital Corp.	432,777
		TOTAL	996,596
		Computers - Low End—6.0%
3,804		Apple, Inc.	2,323,331
89,255		Dell, Inc.	1,060,349
		TOTAL	3,383,680
		Cosmetics & Toiletries—1.6%
10,584	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	898,370
		Crude Oil & Gas Production—0.4%
7,828	[1]	Newfield Exploration Co.	238,989
		Defense Aerospace—1.3%
6,053	[1]	Transdigm Group, Inc.	746,698
		Department Stores—0.4%
3,677		Target Corp.	223,010
		Discount Department Stores—5.0%
37,732		Wal-Mart Stores, Inc.	2,808,393
		Diversified Leisure—0.3%
5,924		Royal Caribbean Cruises Ltd.	147,982
		Drug Store—2.3%
35,931		Walgreen Co.	1,306,451
		Education & Training Services—1.1%
15,639	[1]	Apollo Group, Inc., Class A	425,381
4,007		DeVRY, Inc.	78,657
3,604	[1]	ITT Educational Services, Inc.	139,907
		TOTAL	643,945
		Electronic Instruments—1.0%
13,315	[1]	Trimble Navigation Ltd.	589,322
		Ethical Drugs—3.7%
47,560		Eli Lilly & Co.	2,094,067
		Financial Services—4.5%
19,542		Visa, Inc., Class A	2,522,286
		Food Wholesaling—2.6%
50,239		Sysco Corp.	1,476,524
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Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—2.7%
8,886	[1]	Fresh Market, Inc.	$523,297
45,324		Kroger Co.	1,004,833
		TOTAL	1,528,130
		Health Care Providers & Services—0.3%
6,774	[1]	HCA, Inc.	179,376
		Health Care Technology—1.6%
12,018	[1]	Cerner Corp.	888,371
		Home Building—1.1%
10,220		Lennar Corp., Class A	298,526
11,757	[1]	Toll Brothers, Inc.	342,952
		TOTAL	641,478
		Hotels—1.5%
22,867		Marriott International, Inc., Class A	832,816
		Internet Services—1.2%
981	[1]	Priceline.com, Inc.	649,167
		Medical Technology—2.0%
294	[1]	Intuitive Surgical, Inc.	141,561
26,485		St. Jude Medical, Inc.	989,480
		TOTAL	1,131,041
		Metal Fabrication—0.0%
429		Timken Co.	15,530
		Miscellaneous Communications—2.7%
8,444	[1]	Equinix, Inc.	1,504,552
		Miscellaneous Machinery—1.2%
13,467		Nordson Corp.	690,318
		Miscellaneous Metals—0.4%
5,598		Kennametal, Inc.	206,566
		Multi-Industry Capital Goods—0.9%
5,307		Crane Co.	206,973
12,296		Textron, Inc.	320,311
		TOTAL	527,284
		Office Equipment—0.3%
11,524		Pitney Bowes, Inc.	153,961
		Office Supplies—0.6%
11,485		Avery Dennison Corp.	353,623
		Offshore Driller—2.0%
21,296		Oceaneering International, Inc.	1,100,790
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Shares			Value
		COMMON STOCKS—continued
		Oil Well Supply—0.9%
10,656	[1]	Dresser-Rand Group, Inc.	$495,611
		Other Communications Equipment—1.3%
18,017		Harris Corp.	750,408
		Paint & Related Materials—1.3%
5,623		Sherwin-Williams Co.	755,450
		Personal & Household—0.0%
332		Nu Skin Enterprises, Inc., Class A	16,935
		Printing—0.3%
11,646		Donnelley (R.R.) & Sons Co.	141,150
		Restaurants—3.0%
3,721	[1]	Chipotle Mexican Grill, Inc.	1,087,760
3,807	[1]	Panera Bread Co.	599,564
		TOTAL	1,687,324
		Services to Medical Professionals—1.7%
12,754	[1]	Henry Schein, Inc.	954,127
		Soft Drinks—3.9%
33,494		Coca-Cola Enterprises, Inc.	982,044
26,130		Dr. Pepper Snapple Group, Inc.	1,191,005
		TOTAL	2,173,049
		Software Packaged/Custom—7.7%
35,613		CA, Inc.	857,205
7,739	[1]	Concur Technologies, Inc.	522,692
4,771	[1]	Red Hat, Inc.	256,012
4,217	[1]	Solarwinds, Inc.	225,146
76,908	[1]	Symantec Corp.	1,211,301
13,823	[1]	VMware, Inc., Class A	1,254,575
		TOTAL	4,326,931
		Specialty Retailing—2.3%
13,250		Expedia, Inc.	755,117
10,047		Nordstrom, Inc.	543,945
		TOTAL	1,299,062
		Surveillance-Detection—0.4%
6,078		Diebold, Inc.	196,623
		Telecommunication Equipment & Services—3.6%
20,129	[1]	Crown Castle International Corp.	1,245,582
10,706	[1]	Level 3 Communications, Inc.	206,305
23,098	[1]	TW Telecom, Inc.	580,453
		TOTAL	2,032,340
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Shares			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—0.3%
3,357	[1]	Michael Kors Holdings Ltd.	$138,611
		Toys & Games—0.9%
14,547		Hasbro, Inc.	521,074
		Truck Manufacturing—0.5%
10,527	[1]	Navistar International Corp.	258,964
		Trucking—0.5%
7,712		Con-way, Inc.	274,701
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,331,149)	55,470,127
		MUTUAL FUND—1.5%
873,921	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	873,921
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $53,205,070)[4]	56,344,048
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	39,689
		TOTAL NET ASSETS—100%	$56,383,737
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $53,276,657.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.50	$8.45	$7.60	$10.23	$12.12
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.01)[1]	0.00[1,2]	(0.06)[1]
Net realized and unrealized gain (loss) on investments	0.11	2.08	0.86	(2.63)	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	0.09	2.05	0.85	(2.63)	(0.54)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)
Net Asset Value, End of Period	$10.59	$10.50	$8.45	$7.60	$10.23
Total Return[3]	0.86%	24.26%	11.18%	(25.71)%	(5.76)%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.23)%	(0.28)%	(0.08)%	0.04%	(0.49)%
Expense waiver/reimbursement[4]	0.78%	0.74%	0.55%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,676	$44,762	$45,993	$68,963	$102,600
Portfolio turnover	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.24	$8.30	$7.53	$10.21	$12.18
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.10)[1]	(0.07)[1]	(0.05)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments	0.11	2.04	0.84	(2.63)	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	0.01	1.94	0.77	(2.68)	(0.62)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)
Net Asset Value, End of Period	$10.25	$10.24	$8.30	$7.53	$10.21
Total Return[2]	0.10%	23.37%	10.23%	(26.25)%	(6.43)%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.98)%	(1.04)%	(0.86)%	(0.72)%	(1.22)%
Expense waiver/reimbursement[3]	0.78%	0.74%	0.56%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,932	$6,680	$7,506	$8,532	$22,138
Portfolio turnover	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.02	$8.12	$7.37	$9.99	$11.94
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.10)[1]	(0.07)[1]	(0.05)[1]	(0.13)[1]
Net realized and unrealized gain (loss) on investments	0.10	2.00	0.82	(2.57)	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.01	1.90	0.75	(2.62)	(0.60)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)
Net Asset Value, End of Period	$10.03	$10.02	$8.12	$7.37	$9.99
Total Return[2]	0.10%	23.40%	10.18%	(26.23)%	(6.39)%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.22%
Net investment income (loss)	(0.98)%	(1.05)%	(0.86)%	(0.71)%	(1.21)%
Expense waiver/reimbursement[3]	0.78%	0.74%	0.56%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,001	$7,564	$6,816	$7,333	$14,895
Portfolio turnover	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.68	$8.57	$7.70	$10.33	$12.20
Income From Investment Operations:
Net investment income (loss)	0.00[1,2]	(0.00)[1,2]	0.01[1]	0.02[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments	0.12	2.11	0.86	(2.65)	(0.49)
TOTAL FROM INVESTMENT OPERATIONS	0.12	2.11	0.87	(2.63)	(0.52)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(1.35)
Net Asset Value, End of Period	$10.80	$10.68	$8.57	$7.70	$10.33
Total Return[3]	1.12%	24.62%	11.30%	(25.46)%	(5.55)%
Ratios to Average Net Assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.02%	(0.05)%	0.14%	0.28%	(0.28)%
Expense waiver/reimbursement[4]	0.78%	0.74%	0.56%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,774	$4,565	$4,179	$4,769	$6,280
Portfolio turnover	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at value including $873,921 of investment in an affiliated holding (Note 5) (identified cost $53,205,070)		$56,344,048
Income receivable		43,829
Receivable for investments sold		3,363,289
Receivable for shares sold		5,576
TOTAL ASSETS		59,756,742
Liabilities:
Payable for investments purchased	$3,217,004
Payable for shares redeemed	39,275
Payable for Directors'/Trustees' fees	304
Payable for distribution services fee (Note 5)	7,577
Payable for shareholder services fee (Note 5)	20,182
Accrued expenses	88,663
TOTAL LIABILITIES		3,373,005
Net assets for 5,370,430 shares outstanding		$56,383,737
Net Assets Consist of:
Paid-in capital		$75,733,020
Net unrealized appreciation of investments		3,138,978
Accumulated net realized loss on investments		(22,338,774)
Accumulated net investment income (loss)		(149,487)
TOTAL NET ASSETS		$56,383,737
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($40,676,405 ÷ 3,841,681 shares outstanding), no par value, unlimited shares authorized	$10.59
Offering price per share (100/94.50 of $10.59)	$11.21
Redemption proceeds per share	$10.59
Class B Shares:
Net asset value per share ($4,931,790 ÷ 481,046 shares outstanding), no par value, unlimited shares authorized	$10.25
Offering price per share	$10.25
Redemption proceeds per share (94.50/100 of $10.25)	$9.69
Class C Shares:
Net asset value per share ($7,001,085 ÷ 698,082 shares outstanding), no par value, unlimited shares authorized	$10.03
Offering price per share	$10.03
Redemption proceeds per share (99.00/100 of $10.03)	$9.93
Institutional Shares:
Net asset value per share ($3,774,457 ÷ 349,621 shares outstanding), no par value, unlimited shares authorized	$10.80
Offering price per share	$10.80
Redemption proceeds per share	$10.80
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2012
Investment Income:
Dividends (including $2,045 received from an affiliated holding (Note 5))			$737,610
Expenses:
Investment adviser fee (Note 5)		$433,776
Administrative fee (Note 5)		270,000
Custodian fees		16,642
Transfer and dividend disbursing agent fees and expenses		238,205
Directors'/Trustees' fees		2,319
Auditing fees		23,400
Legal fees		7,848
Portfolio accounting fees		78,858
Distribution services fee (Note 5)		93,960
Shareholder services fee (Note 5)		131,346
Account administration fee (Note 2)		1,467
Share registration costs		53,680
Printing and postage		41,717
Insurance premiums		3,942
Miscellaneous		5,589
TOTAL EXPENSES		1,402,749
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(395,762)
Waiver of administrative fee	(54,420)
TOTAL WAIVERS AND REIMBURSEMENT		(450,182)
Net expenses			952,567
Net investment income (loss)			(214,957)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			242,004
Net change in unrealized appreciation of investments			160,615
Net realized and unrealized gain on investments			402,619
Change in net assets resulting from operations			$187,662
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(214,957)	$(285,946)
Net realized gain on investments	242,004	14,733,709
Net change in unrealized appreciation/depreciation of investments	160,615	(324,024)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	187,662	14,123,739
Share Transactions:
Proceeds from sale of shares	7,568,065	10,132,396
Cost of shares redeemed	(14,942,594)	(25,179,540)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,374,529)	(15,047,144)
Change in net assets	(7,186,867)	(923,405)
Net Assets:
Beginning of period	63,570,604	64,494,009
End of period (including accumulated net investment income (loss) of $(149,487) and $0, respectively)	$56,383,737	$63,570,604
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,324
Class C Shares	143
TOTAL	$1,467
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	397,917	$4,011,516	497,745	$4,919,437
Shares redeemed	(818,755)	(8,329,325)	(1,681,082)	(16,079,618)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(420,838)	$(4,317,809)	(1,183,337)	$(11,160,181)
Year Ended July 31	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	98,688	$960,640	142,838	$1,355,108
Shares redeemed	(269,626)	(2,628,632)	(395,142)	(3,795,078)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(170,938)	$(1,667,992)	(252,304)	$(2,439,970)
Year Ended July 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	209,412	$2,012,624	196,147	$1,868,043
Shares redeemed	(265,950)	(2,580,209)	(280,790)	(2,640,242)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(56,538)	$(567,585)	(84,643)	$(772,199)
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,279	$583,285	195,505	$1,989,808
Shares redeemed	(134,119)	(1,404,428)	(255,680)	(2,664,602)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(77,840)	$(821,143)	(60,175)	$(674,794)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(726,154)	$(7,374,529)	(1,580,459)	$(15,047,144)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss.
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For the year ended July 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)
$(65,470)	$65,470
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$3,067,391
Capital loss carryforwards and deferrals	$(22,416,674)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2012, the cost of investments for federal tax purposes was $53,276,657. The net unrealized appreciation of investments for federal tax purposes was $3,067,391. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,079,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,012,231.
At July 31, 2012, the Fund had a capital loss carryforward of $22,267,187 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$20,666,560	N/A	$20,666,560
2018	$1,600,627	N/A	$1,600,627
The Fund used capital loss carryforwards of $134,594 to offset capital gains realized during the year ended July 31, 2012.
Under current tax law, late-year ordinary loss realized after December 31 through the end of the Fund's fiscal year (“Late Year Ordinary Loss”) may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2012, for federal income tax purposes, a Late Year Ordinary Loss of $149,487 was deferred to August 1, 2012.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $394,560 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FAS waived $54,420 of its fee. The net fee paid to FAS was 0.373% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$41,026
Class C Shares	52,934
TOTAL	$93,960
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC retained $9,857 of fees paid by the Fund. For the year ended July 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2012, FSC retained $1,800 in sales charges from the sale of Class A Shares. FSC also retained $4,992 of CDSC relating to redemptions of Class B Shares and $184 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$100,160
Class B Shares	13,675
Class C Shares	17,511
TOTAL	$131,346
For the year ended July 31, 2012, FSSC received $5,686 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the
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date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2012, the Adviser reimbursed $1,202. Transactions involving the affiliated holding during the year ended July 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	1,155,856
Purchases/Additions	7,864,034
Sales/Reductions	8,145,969
Balance of Shares Held 7/31/2012	873,921
Value	$873,921
Dividend Income	$2,045
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2012, were as follows:
Purchases	$147,805,879
Sales	$155,227,919
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. SUBSEQUENT EVENTS
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt large cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others, were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,021.20	$7.54
Class B Shares	$1,000	$1,016.90	$11.28
Class C Shares	$1,000	$1,017.20	$11.28
Institutional Shares	$1,000	$1,022.70	$6.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.40	$7.52
Class B Shares	$1,000	$1,013.67	$11.27
Class C Shares	$1,000	$1,013.67	$11.27
Institutional Shares	$1,000	$1,018.65	$6.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Began serving: June 2012	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2006. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MDT LARGE CAP GROWTH FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of
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these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one
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of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
37329 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2011 through July 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2012 was -3.64% for Class A Shares, -4.34% for Class C Shares and -3.30% for Institutional Shares. The total return of the Russell 2000® Index (Russell 2000®),1 a broad-based securities market index, was 0.19% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other fees which were not reflected in the total return of the Russell 2000®.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was favorable as evidenced by the 7.33% return on the Russell 3000 Index.2 Large-cap stocks led the way, as demonstrated by the 10.41% return of the Russell Top 200® Index,3 exceeding by far the 2.28% and 0.19% results for the Russell Midcap® Index,4 representing the mid-cap stocks, and the Russell 2000®, representing small-cap stocks,5 respectively. Growth stocks outperformed value stocks slightly during the year with the Russell 3000® Growth Index6 returning 7.55% as compared to 7.09% for the Russell 3000® Value Index.7
The best performing sectors in the Russell 2000® during the period were Utilities(+14.17%), Health Care (+10.39%) and Financials (+9.07%). Underperforming sectors included Energy (-27.27%), Materials (-12.26%) and Industrials (-2.85%).
FUND PERFORMANCE
During the reporting period, the most significant positive factor in the Fund's performance relative to the Russell 2000® was stock selection in the Transportation, Financials and Consumer Durables sectors. The most significant negative factors in the Fund's performance were underweights in the Health Care and Utilities sectors, which outperformed the Russell 2000®, and unfavorable stock selection in those sectors. Poor stock selection and overweights in the Materials and Industrials sectors, which underperformed the Russell 2000®, also detracted moderately from relative performance.
Individual stocks enhancing the Fund's performance included US Airways Group, Arctic Cat, Wellcare Health Plans, Cray and Rent-A-Center.
Individual stocks detracting from the performance included Bridgepoint Education, GT Advanced Technologies, Twin Disc, TPC Group and ManTech International.
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1	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000®Index, which represents approximately 7% of the total market capitalization of the Russell 3000®Index. The index is unmanaged, and it is not possible to invest directly in an index.
2	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
3	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index and represents approximately 66% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index and represents approximately 27% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
5	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
6	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2012, compared to the Russell 2000® Index.3
Average Annual Total Returns for the Periods Ended 7/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	-8.99%	-6.31%	-0.68%
Class C Shares	-5.30%	-5.95%	-0.60%
Institutional Shares	-3.30%	-5.04%	0.36%
*	The Fund's start of performance date was September 15, 2005.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 INVESTMENT–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Annual Shareholder Report
3

Growth of a $10,000 INVESTMENT–CLASS C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 INVESTMENT–INSTITUTIONAL SHARES
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000® Index has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Fund is a successor to MDT Small Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Core Fund.
3	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At July 31, 2012, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	5.3%
Financial Services	4.5%
Specialty Retailing	4.0%
Computer Services	3.7%
Paper Products	2.4%
Specialty Chemicals	2.4%
Miscellaneous Components	2.3%
Oil Service, Explore & Drill	2.3%
Miscellaneous Food Products	2.1%
Oil Refiner	1.9%
Airline - Regional	1.8%
Other Tobacco Products	1.8%
Auto Original Equipment Manufacturers	1.7%
Biotechnology	1.7%
Crude Oil & Gas Production	1.7%
Electrical Equipment	1.7%
Hotels and Motels	1.7%
Airline - National	1.6%
Apparel	1.6%
Professional Services	1.6%
Property Liability Insurance	1.6%
Diversified Leisure	1.5%
Personal Loans	1.5%
Software Packaged/Custom	1.5%
Auto Rentals	1.4%
Life Insurance	1.4%
Education & Training Services	1.3%
Printing	1.3%
Telecommunication Equipment & Services	1.3%
Generic Drugs	1.2%
Multi-Line Insurance	1.2%
Office Supplies	1.2%
Recreational Vehicles	1.2%
Rubber	1.2%
Semiconductor Manufacturing	1.2%
Clothing Stores	1.1%
Construction Machinery	1.1%
Annual Shareholder Report
5

Industry Composition	Percentage of Total Net Assets
Health Care	1.1%
Commodity Chemicals	1.0%
Computer Networking	1.0%
Defense Electronics	1.0%
Medical Supplies	1.0%
Metal Fabrication	1.0%
Recreational Goods	1.0%
Toys & Games	1.0%
Other[2]	20.3%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
July 31, 2012
Shares			Value
		COMMON STOCKS—98.4%
		Accident & Health Insurance—0.1%
1,087	[1]	Triple-S Management Corp., Class B	$19,805
		Agricultural Machinery—0.2%
534		Lindsay Manufacturing Co.	37,861
		Airline - National—1.6%
19,427	[1]	Jet Blue Airways Corp.	107,043
13,570	[1]	US Airways Group, Inc.	155,512
		TOTAL	262,555
		Airline - Regional—1.8%
6,676	[1]	Alaska Air Group, Inc.	232,659
674	[1]	Allegiant Travel Co.	47,894
5,614	[1]	Republic Airways Holdings, Inc.	25,544
		TOTAL	306,097
		Aluminum—0.2%
554		Kaiser Aluminum Corp.	30,215
1,454		Noranda Aluminum, Inc.	9,059
		TOTAL	39,274
		Apparel—1.6%
5,237	[1]	Express, Inc.	84,316
1,249	[1]	Iconix Brand Group, Inc.	22,145
3,720	[1]	Warnaco Group, Inc.	158,695
		TOTAL	265,156
		Auto Original Equipment Manufacturers—1.7%
11,958		Dana Holding Corp.	157,606
4,292	[1]	Modine Manufacturing Co.	28,799
3,454	[1]	Tenneco Automotive, Inc.	101,168
		TOTAL	287,573
		Auto Rentals—1.4%
2,502	[1]	AMERCO	233,687
		Biotechnology—1.7%
7,850	[1]	Cambrex Corp.	72,456
12,413		PDL BioPharma, Inc.	84,284
2,179	[1]	Questcor Pharmaceuticals, Inc.	80,340
1,434	[1]	Theravance, Inc.	41,772
		TOTAL	278,852
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Broadcasting—0.5%
2,504	[1]	Fisher Communications, Inc.	$80,028
		Building Materials—0.1%
669		Universal Forest Products, Inc.	21,361
		Business Services—0.1%
700	[1]	Euronet Worldwide, Inc.	12,796
		Carpets—0.2%
3,365		Culp, Inc.	33,650
		Cement—0.5%
1,959		Eagle Materials, Inc.	68,075
488		Texas Industries, Inc.	20,384
		TOTAL	88,459
		Clothing Stores—1.1%
2,550	[1]	Citi Trends, Inc.	38,326
3,800		Mens Wearhouse, Inc.	103,550
7,586	[1]	New York & Co.	34,516
		TOTAL	176,392
		Commercial Services—0.0%
377	[1]	Darling International, Inc.	6,228
		Commodity Chemicals—1.0%
2,494		Innospec, Inc.	77,613
385		Newmarket Corp.	88,504
		TOTAL	166,117
		Computer Networking—1.0%
1,951		Black Box Corp.	51,975
9,449	[1]	Cray, Inc.	117,451
		TOTAL	169,426
		Computer Peripherals—0.3%
8,723	[1]	Emulex Corp.	56,438
		Computer Services—3.7%
4,359	[1]	CACI International, Inc., Class A	246,066
5,344	[1]	Synnex Corp.	180,787
778		Syntel, Inc.	45,225
7,130	[1]	Unisys Corp.	138,536
		TOTAL	610,614
		Computer Stores—0.6%
8,469	[1]	PC Connections, Inc.	100,696
		Construction Machinery—1.1%
1,770		NACCO Industries, Inc., Class A	177,266
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—0.2%
2,393	[1]	Revlon, Inc.	$34,818
		Crude Oil & Gas Production—1.7%
4,955	[1]	Energy Partners Ltd.	83,740
6,185		Energy XXI (Bermuda) Ltd.	192,848
		TOTAL	276,588
		Defense Aerospace—0.5%
3,068	[1]	Hexcel Corp.	71,454
265		Triumph Group, Inc.	16,570
		TOTAL	88,024
		Defense Electronics—1.0%
10,275		Miller Industries, Inc.	168,716
		Diversified Leisure—1.5%
5,494	[1]	Carmike Cinemas, Inc.	76,367
667	[1]	Coinstar, Inc.	31,676
5,032	[1]	Isle of Capri Casinos, Inc.	29,538
7,817	[1]	Multimedia Games Holding Company, Inc.	110,610
		TOTAL	248,191
		Education & Training Services—1.3%
5,336	[1]	Bridgepoint Education, Inc.	48,558
1,324	[1]	Capella Education Co.	35,112
9,085	[1]	Corinthian Colleges, Inc.	18,352
2,844	[1]	ITT Educational Services, Inc.	110,404
		TOTAL	212,426
		Electric & Electronic Original Equipment Manufacturers—0.6%
3,580	[1]	General Cable Corp.	93,545
		Electrical Equipment—1.7%
6,855	[1]	EnerSys, Inc.	234,098
1,128		Robbins & Myers, Inc.	51,708
		TOTAL	285,806
		Electronics Stores—0.2%
2,255	[1]	Rex Stores Corp.	39,801
		Ethical Drugs—0.4%
2,572	[1]	Auxilium Pharmaceutical, Inc.	69,290
		Financial Services—4.5%
8,823		Deluxe Corp.	249,867
2,917	[1]	Encore Capital Group, Inc.	81,676
4,664	[1]	Global Cash Access LLC	30,130
8,258		MainSource Financial Group, Inc.	96,454
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
10,526		Nelnet, Inc., Class A	$247,466
455	[1]	Portfolio Recovery Associates, Inc.	38,529
		TOTAL	744,122
		Food Wholesaling—0.3%
1,552		Nash Finch Co.	29,736
9,751		SUPERVALU, Inc.	24,085
		TOTAL	53,821
		Generic Drugs—1.2%
4,151	[1]	Hi-Tech Pharmacal Co., Inc.	142,628
2,450	[1]	Impax Laboratories, Inc.	54,439
		TOTAL	197,067
		Greeting Cards—0.6%
7,686		American Greetings Corp., Class A	102,147
		Health Care—1.1%
3,881	[1]	USANA, Inc.	174,567
		Home Building—0.4%
1,846		M.D.C. Holdings, Inc.	58,814
		Home Health Care—0.2%
4,016	[1]	Gentiva Health Services, Inc.	26,747
		Hospitals—0.5%
7,891	[1]	Select Medical Holdings Corp.	84,039
		Hotels and Motels—1.7%
9,699		Ameristar Casinos, Inc.	163,622
2,026		Six Flags Entertainment Corp.	116,718
		TOTAL	280,340
		Household Appliances—0.2%
5,775	[1]	hhgregg, Inc.	39,732
		Industrial Machinery—0.4%
3,343		Twin Disc, Inc.	65,456
		Insurance Brokerage—0.4%
1,513		AmTrust Financial Services, Inc.	45,072
5,200		Crawford & Co., Class B	21,008
		TOTAL	66,080
		Internet Services—0.8%
7,313	[1]	Overstock.com, Inc.	58,796
3,824	[1]	Tree.com, Inc.	49,406
6,969		United Online, Inc.	29,549
		TOTAL	137,751
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Life Insurance—1.4%
6,924		American Equity Investment Life Holding Co.	$80,803
2,989		Primerica, Inc.	81,809
5,868		Symetra Financial Corp.	68,245
		TOTAL	230,857
		Machine Tools—0.3%
2,328	[1]	Hurco Co., Inc.	47,491
		Machined Parts Original Equipment Manufacturers—0.6%
4,578		Titan International, Inc.	94,627
		Maritime—0.5%
7,711		Frontline Ltd.	28,531
1,363		TAL International Group, Inc.	46,546
		TOTAL	75,077
		Medical Supplies—1.0%
2,798	[1]	Align Technology, Inc.	95,020
4,691		Invacare Corp.	66,096
		TOTAL	161,116
		Medical Technology—0.6%
281	[1]	Abaxis, Inc.	10,029
3,466	[1]	Cynosure, Inc., Class A	86,789
		TOTAL	96,818
		Metal Fabrication—1.0%
2,058	[1]	NN, Inc.	18,522
6,985		Worthington Industries, Inc.	151,575
		TOTAL	170,097
		Miscellaneous Components—2.3%
15,110	[1]	Amkor Technology, Inc.	80,536
7,180	[1]	Pericom Semiconductor Corp.	57,727
1,139		Power Integrations, Inc.	40,138
10,147	[1]	Qlogic Corp.	117,097
8,349	[1]	Vishay Intertechnology, Inc.	82,405
		TOTAL	377,903
		Miscellaneous Food Products—2.1%
8,120		Fresh Del Monte Produce, Inc.	198,940
4,058		The Anderson's, Inc.	154,082
		TOTAL	353,022
		Miscellaneous Machinery—0.5%
1,586		John Bean Technologies Corp.	23,235
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Machinery—continued
5,734	[1]	TMS International Corp.	$56,078
		TOTAL	79,313
		Miscellaneous Metals—0.2%
1,661		Materion Corp	32,605
		Money Center Bank—0.3%
2,400		MidWestOne Financial Group, Inc.	51,072
		Multi-Industry Basic—0.3%
2,276		Olin Corp.	46,066
		Multi-Industry Capital Goods—0.2%
5	[1]	DXP Enterprises, Inc.	221
3,151	[1]	Lydall, Inc.	40,207
		TOTAL	40,428
		Multi-Industry Transportation—0.9%
6,147		Brinks Co. (The)	142,610
		Multi-Line Insurance—1.2%
3,310		Alterra Capital Holdings Ltd.	77,024
3,610		FBL Financial Group, Inc., Class A	111,730
771		Tower Group, Inc.	14,371
		TOTAL	203,125
		Natural Gas Production—0.3%
6,168	[1]	VAALCO Energy, Inc.	45,211
		Office Supplies—1.2%
9,163	[1]	Acco Brands Corp.	77,611
44		Ennis Business Forms, Inc.	631
4,626		United Stationers, Inc.	116,621
		TOTAL	194,863
		Offshore Driller—0.1%
3,142	[1]	Newpark Resources, Inc.	21,460
		Oil Refiner—1.9%
6,816		Alon USA Energy, Inc.	74,431
9,973		Western Refining, Inc.	234,664
		TOTAL	309,095
		Oil Service, Explore & Drill—2.3%
4,194	[1]	C&J Energy Services, Inc.	78,763
13,527	[1]	Helix Energy Solutions Group, Inc.	241,863
13,337	[1]	Parker Drilling Co.	61,750
		TOTAL	382,376
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Optical Reading Equipment—0.4%
2,060	[1]	ScanSource, Inc.	$59,472
		Other Tobacco Products—1.8%
1,590		Schweitzer-Mauduit International, Inc.	108,279
4,263		Universal Corp.	194,137
		TOTAL	302,416
		Packaged Foods—0.6%
8,178	[1]	Dole Food Co., Inc.	96,255
		Paint & Related Materials—0.0%
2,288	[1]	Ferro Corp.	7,024
		Paper Products—2.4%
17,407	[1]	Boise, Inc.	128,812
2,908		Buckeye Technologies, Inc.	87,589
6,817		Neenah Paper, Inc.	183,104
		TOTAL	399,505
		Personal Loans—1.5%
4,976		Cash America International, Inc.	190,680
725	[1]	World Acceptance Corp.	51,671
		TOTAL	242,351
		Personnel Agency—0.8%
1,826		Barrett Business Services, Inc.	47,695
7,535		Kelly Services, Inc., Class A	89,365
		TOTAL	137,060
		Plastic—0.6%
4,664		Schulman (A.), Inc.	101,955
		Printed Circuit Boards—0.7%
4,567	[1]	Sanmina-SCI Corp.	39,002
6,540	[1]	TTM Technologies	71,548
		TOTAL	110,550
		Printing—1.3%
1,417	[1]	Consolidated Graphics, Inc.	33,597
2,394		Quad Graphics, Inc.	36,844
6,383	[1]	Valassis Communications, Inc.	143,936
		TOTAL	214,377
		Professional Services—1.6%
4,481		Carriage Services, Inc.	36,207
3,970	[1]	FTI Consulting, Inc.	101,354
6,903		Hillenbrand, Inc.	119,353
		TOTAL	256,914
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—1.6%
116	[1]	American Safety Insurance Holdings, Ltd.	$2,071
5,930		Meadowbrook Insurance Group, Inc.	41,747
1,374		Platinum Underwriters Holdings Ltd.	52,239
1,854		ProAssurance Corp.	166,063
		TOTAL	262,120
		Recreational Goods—1.0%
15,903	[1]	Smith & Wesson Holding Corp.	160,620
		Recreational Vehicles—1.2%
4,355	[1]	Arctic Cat, Inc.	191,620
		Regional Banks—5.3%
7,422	[1]	Citizens Banking Corp.	133,596
3,174		Enterprise Financial Services Corp.	39,834
3,399		Financial Institutions, Inc.	58,463
7,229	[1]	First BanCorp	27,326
11,071		First Merchants Corp.	157,540
9,418	[1]	Hanmi Financial Corp.	103,127
3,206		Heartland Financial USA, Inc.	83,773
4,104		Peoples Bancorp, Inc.	89,713
3,270		Republic Bancorp, Inc.	77,205
1,005		Southside Bancshares, Inc.	20,964
12,745	[1]	Wilshire Bancorp, Inc.	80,803
		TOTAL	872,344
		Restaurant—0.2%
634	[1]	Papa Johns International, Inc.	32,340
		Roofing & Wallboard—0.2%
2,142	[1]	USG Corp.	34,786
		Rubber—1.2%
11,787		Cooper Tire & Rubber Co.	205,919
		Semiconductor Manufacturing—1.2%
2,143	[1]	Cirrus Logic, Inc.	78,798
4,450	[1]	Omnivision Technologies, Inc.	62,389
5,751	[1]	Spansion, Inc.	58,948
		TOTAL	200,135
		Semiconductor Manufacturing Equipment—0.7%
7,153	[1]	Mentor Graphics Corp.	109,298
		Shoes—0.3%
3,507	[1]	CROCs, Inc.	53,832
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Silver Production—0.1%
828	[1]	Coeur d'Alene Mines Corp.	$13,505
		Software Packaged/Custom—1.5%
4,319	[1]	CSG Systems International, Inc.	76,144
4,868		ManTech International Corp., Class A	106,755
1,662	[1]	SS&C Technologies Holdings, Inc.	40,387
2,170	[1]	Websense, Inc.	32,572
		TOTAL	255,858
		Specialty Chemicals—2.4%
14,176	[1]	Chemtura Corp.	191,660
2,409		Koppers Holdings, Inc.	79,352
2,896	[1]	LSB Industries, Inc.	93,049
4,748	[1]	Omnova Solutions, Inc.	34,565
		TOTAL	398,626
		Specialty Machinery—0.7%
2,449		Cascade Corp.	115,372
		Specialty Retailing—4.0%
2,020	[1]	Asbury Automotive Group, Inc.	52,843
4,807	[1]	Conn's, Inc.	85,805
1,421		GNC Acquisition Holdings, Inc.	54,751
1,109	[1]	Hibbett Sports, Inc.	67,394
3,065		Lithia Motors, Inc., Class A	85,391
1,217	[1]	Lumber Liquidators, Inc.	51,467
6,864	[1]	MarineMax, Inc.	51,068
3,820		Natures Sunshine Products, Inc.	59,057
6,013		Sonic Automotive, Inc.	102,943
814	[1]	Vitamin Shoppe Industries, Inc.	44,705
		TOTAL	655,424
		Telecommunication Equipment & Services—1.3%
3,381	[1]	Anixter International, Inc.	192,413
325	[1]	Mastec, Inc.	5,187
1,527	[1]	Ubiquiti Networks, Inc.	21,592
		TOTAL	219,192
		Telephone Utility—0.7%
4,613	[1]	Hawaiian Telcom Holdco, Inc.	83,034
21,665	[1]	Vonage Holdings Corp.	38,780
		TOTAL	121,814
		Textiles Apparel & Luxury Goods—0.7%
3,345		R.G. Barry Corp.	44,556
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—continued
4,218		The Jones Group, Inc.	$44,584
2,412	[1]	Unifi, Inc.	26,725
		TOTAL	115,865
		Toys & Games—1.0%
14,140	[1]	Leapfrog Enterprises, Inc.	162,469
		Water Utility—0.3%
15,389		Mueller Water Products, Inc.	54,477
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,710,572)	16,296,946
		MUTUAL FUND—1.8%
296,930	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	296,930
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $16,007,502)[4]	16,593,876
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(35,455)
		TOTAL NET ASSETS—100%	$16,558,421
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $16,077,448.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.88	$7.55	$6.58	$10.21	$13.22
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.09)[1]	(0.06)[1]	(0.04)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments	(0.30)	2.42	1.03	(3.59)	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	2.33	0.97	(3.63)	(2.30)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.71)
Net Asset Value, End of Period	$9.52	$9.88	$7.55	$6.58	$10.21
Total Return[2]	(3.64)%	30.86%	14.74%	(35.55)%	(18.09)%
Ratios to Average Net Assets:
Net expenses	1.71%	1.75%	1.75%	1.74%	1.75%
Net investment income (loss)	(0.65)%	(0.96)%	(0.77)%	(0.53)%	(0.68)%
Expense waiver/reimbursement[3]	4.24%	3.75%	5.41%	5.73%	3.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,550	$3,469	$3,184	$1,652	$2,623
Portfolio turnover	222%	210%	192%	222%	243%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.45	$7.28	$6.39	$9.99	$13.04
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.15)[1]	(0.11)[1]	(0.08)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments	(0.29)	2.32	1.00	(3.52)	(2.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.41)	2.17	0.89	(3.60)	(2.34)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.71)
Net Asset Value, End of Period	$9.04	$9.45	$7.28	$6.39	$9.99
Total Return[2]	(4.34)%	29.81%	13.93%	(36.04)%	(18.66)%
Ratios to Average Net Assets:
Net expenses	2.46%	2.50%	2.50%	2.49%	2.46%
Net investment income (loss)	(1.41)%	(1.70)%	(1.53)%	(1.29)%	(1.40)%
Expense waiver/reimbursement[3]	4.24%	3.78%	5.13%	5.61%	3.90%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,358	$2,978	$3,258	$1,366	$2,759
Portfolio turnover	222%	210%	192%	222%	243%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.00	$7.63	$6.63	$10.28	$13.28
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.06)[1]	(0.04)[1]	(0.02)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments	(0.29)	2.43	1.04	(3.63)	(2.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.33)	2.37	1.00	(3.65)	(2.29)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.71)
Net Asset Value, End of Period	$9.67	$10.00	$7.63	$6.63	$10.28
Total Return[2]	(3.30)%	31.06%	15.08%	(35.51)%	(17.92)%
Ratios to Average Net Assets:
Net expenses	1.46%	1.50%	1.50%	1.49%	1.50%
Net investment income (loss)	(0.44)%	(0.71)%	(0.52)%	(0.30)%	(0.43)%
Expense waiver/reimbursement[3]	3.77%	3.79%	5.56%	5.22%	3.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,650	$4,836	$5,727	$3,319	$10,064
Portfolio turnover	222%	210%	192%	222%	243%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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19

Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at value including $296,930 of investment in an affiliated holding (Note 5) (identified cost $16,007,502)		$16,593,876
Income receivable		4,663
Receivable for investments sold		444,727
Receivable for shares sold		2,701
TOTAL ASSETS		17,045,967
Liabilities:
Payable for investments purchased	$423,807
Payable for shares redeemed	6,706
Payable to adviser (Note 5)	1,691
Payable for auditing fees	23,400
Payable for portfolio accounting fees	11,190
Payable for distribution services fee (Note 5)	1,520
Payable for shareholder services fee (Note 5)	2,267
Accrued expenses	16,965
TOTAL LIABILITIES		487,546
Net assets for 1,733,818 shares outstanding		$16,558,421
Net Assets Consist of:
Paid-in capital		$27,819,949
Net unrealized appreciation of investments		586,374
Accumulated net realized loss on investments		(11,791,462)
Accumulated net investment income (loss)		(56,440)
TOTAL NET ASSETS		$16,558,421
Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,549,800 ÷ 267,805 shares outstanding), no par value, unlimited shares authorized	$9.52
Offering price per share (100/94.50 of $9.52)	$10.07
Redemption proceeds per share	$9.52
Class C Shares:
Net asset value per share ($2,358,253 ÷ 260,828 shares outstanding), no par value, unlimited shares authorized	$9.04
Offering price per share	$9.04
Redemption proceeds per share (99.00/100 of $9.04)	$8.95
Institutional Shares:
Net asset value per share ($11,650,368 ÷ 1,205,185 shares outstanding), no par value, unlimited shares authorized	$9.67
Offering price per share	$9.67
Redemption proceeds per share	$9.67
See Notes which are an integral part of the Financial Statements
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21

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Dividends (including $358 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $284)			$111,607
Expenses:
Investment adviser fee (Note 5)		$123,792
Administrative fee (Note 5)		230,000
Custodian fees		26,553
Transfer and dividend disbursing agent fees and expenses		40,781
Directors'/Trustees' fees		1,510
Auditing fees		23,400
Legal fees		6,663
Portfolio accounting fees		67,876
Distribution services fee (Note 5)		18,386
Shareholder services fee (Note 5)		13,005
Share registration costs		38,339
Printing and postage		20,413
Insurance premiums		3,856
Miscellaneous		4,673
TOTAL EXPENSES		619,247
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(123,792)
Waiver of administrative fee	(44,892)
Reimbursement of other operating expenses	(261,783)
TOTAL WAIVERS AND REIMBURSEMENTS		(430,467)
Net expenses			188,780
Net investment income (loss)			(77,173)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(9,436)
Net change in unrealized appreciation of investments			(74,338)
Net realized and unrealized loss on investments			(83,774)
Change in net assets resulting from operations			$(160,947)
See Notes which are an integral part of the Financial Statements
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22

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(77,173)	$(125,344)
Net realized gain (loss) on investments	(9,436)	3,964,172
Net change in unrealized appreciation/depreciation of investments	(74,338)	(563,516)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(160,947)	3,275,312
Share Transactions:
Proceeds from sale of shares	8,745,470	1,967,566
Cost of shares redeemed	(3,308,401)	(6,130,287)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,437,069	(4,162,721)
Change in net assets	5,276,122	(887,409)
Net Assets:
Beginning of period	11,282,299	12,169,708
End of period (including accumulated net investment income (loss) of $(56,440) and $0, respectively)	$16,558,421	$11,282,299
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	37,994	$344,850	94,156	$934,802
Shares redeemed	(121,394)	(1,100,407)	(164,528)	(1,482,746)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(83,400)	$(755,557)	(70,372)	$(547,944)
Year Ended July 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	9,770	$85,422	34,730	$323,061
Shares redeemed	(64,102)	(552,087)	(167,010)	(1,449,906)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(54,332)	$(466,665)	(132,280)	$(1,126,845)
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27

Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	898,001	$8,315,198	70,439	$709,703
Shares redeemed	(176,188)	(1,655,907)	(337,454)	(3,197,635)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	721,813	$6,659,291	(267,015)	$(2,487,932)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	584,081	$5,437,069	(469,667)	$(4,162,721)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating losses.
For the year ended July 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)
$(20,733)	$20,733
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$516,428
Capital loss carryforwards and deferrals	$(11,777,956)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2012, the cost of investments for federal tax purposes was $16,077,448. The net unrealized appreciation of investments for federal tax purposes was $516,428. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,334,860 and net unrealized depreciation from investments for those securities having an excess of cost over value of $818,432.
At July 31, 2012, the Fund had a capital loss carryforward of $11,721,516 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$488,605	N/A	$488,605
2017	$6,139,530	N/A	$6,139,530
2018	$5,093,381	N/A	$5,093,381
The Fund used capital loss carryforwards of $15,475 to offset taxable capital gains realized during the year ended July 31, 2012.
Under current tax law, late-year ordinary loss realized after December 31 through the end of the Fund's fiscal year (“Late Year Ordinary Loss”) may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2012, for federal income tax purposes, a Late Year Ordinary Loss of $56,440 was deferred to August 1, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2012, the Adviser voluntarily waived $123,580 of its fee and voluntarily reimbursed $261,783 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FAS waived $44,892 of its fee. The net fee paid to FAS was 1.720% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
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29

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$18,386
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC retained $1,504 of fees paid by the Fund. For the year ended July 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2012, FSC retained $1,051 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$6,876
Class C Shares	6,129
TOTAL	$13,005
For the year ended July 31, 2012, FSSC received $214 of fees paid by the Fund.
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30

Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.70%, 2.45% and 1.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2012, the Adviser reimbursed $212. Transactions involving the affiliated holding during the year ended July 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	116,597
Purchases/Additions	3,570,494
Sales/Reductions	3,390,161
Balance of Shares Held 7/31/2012	296,930
Value	$296,930
Dividend Income	$358
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2012, were as follows:
Purchases	$29,867,485
Sales	$24,639,296
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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32

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$988.60	$8.41
Class C Shares	$1,000	$984.70	$12.09
Institutional Shares	$1,000	$989.80	$7.22
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.41	$8.52
Class C Shares	$1,000	$1,012.68	$12.26
Institutional Shares	$1,000	$1,017.60	$7.32
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.70%
Class C Shares	2.45%
Institutional Shares	1.46%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Began serving: June 2012	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MDT SMALL CAP CORE FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of
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these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
37328 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2012
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2011 through July 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2012 was -1.57% for Class A Shares, -2.35% for Class B Shares, -2.33% for Class C Shares and -1.38% for Institutional Shares. The total return of the Russell 2000 Growth® Index,1 a broad-based securities market index (Russell 2000 Growth®) was -0.51% for the same period. The Fund's total returns for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell 2000 Growth®.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was favorable as evidenced by the 7.33% return on the Russell 3000® Index.2 Large-cap stocks led the way, as demonstrated by the 10.41% return of the Russell Top 200® Index,3 exceeding by far the 2.28% and 0.19% results for the Russell Midcap® Index,4 representing the mid-cap stocks, and the Russell 2000®Index,5 representing small-cap stocks,6 respectively. Growth stocks outperformed value stocks slightly during the year with the Russell 3000 Growth® Index7 returning 7.55% as compared to 7.09% for the Russell 3000 Value® Index.8
The best performing sectors in the Russell 2000 Growth® during the period were Health Care (+13.16%), Consumer Staples (+7.46%) and Financials (+3.28%). Underperforming sectors included Energy (-27.79%), Materials (-14.24%) and Industrials (-1.28%).
FUND PERFORMANCE
The most significant positive factors in the Fund's performance relative to the Russell 2000 Growth® for the reporting period were the Information Technology and Consumer Staples sectors. Each of these two sectors was weighted appropriately (Information Technology, which underperformed the Russell 3000®, was underweighted and Consumer Staples, an outperforming sector, was overweighted). Stock selection in those two sectors was very positive. Stock selection in the Materials sector also contributed significantly to the Fund's performance. The most significant negative factors in the Fund's performance were an underweight in the Health Care sector, one of the strongest sectors, and unfavorable stock selection in that sector. Poor stock selection in the Consumer Durables sector also detracted from Fund performance.
Individual stocks enhancing the Fund's performance included NewMarket Corporation, Sally Beauty Holdings, Nu Skin Enterprises and Carter's.
Individual stocks detracting from the Fund's performance included Crocs, Rockwood Holdings, GT Advanced Technologies, Tempur-Pedic International and The Warnaco Group.
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1	The Russell 2000 Growth® measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and it is not possible to invest directly in an index.
2	The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. Market. The Russell 3000® is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is complete reconstituted annually to ensure that new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
3	The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 1000® Index and represents approximately 66% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index and represents approximately 27% of the total market capitalization of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and represents approximately 7% of the total market capitalization of the Russell 3000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
6	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
7	The Russell 3000 Growth® Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth® or the Russell 2000 Growth® indexes. The index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000 Value® Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value® or the Russell 2000 Value® indexes. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The start of performance date for the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares was September 15, 2005. Class B Shares of the Fund were offered beginning March 17, 2008. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations on September 15, 2005. Subject to the expense adjustments described above, the Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because shares of each class are invested in the same portfolio of securities. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2012, compared to the Russell 2000 Growth® Index (Russell 2000 Growth®).3
Average Annual Total Returns for the Period Ended 7/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	-7.01%	-2.63%	1.84%
Class B Shares	-7.72%	-2.67%	1.91%
Class C Shares	-3.30%	-2.26%	1.91%
Institutional Shares	-1.38%	-1.29%	2.94%
*	The Fund's start of performance date was September 15, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–Class a shares
■	Total returns shown include the maximum sales charge of the 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–Class b shares
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report
4

Growth of a $10,000 Investment–Class c shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment–Institutional shares
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth® has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Fund is the successor to the MDT Small Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investments operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
3	The Russell 2000 Growth® measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth is not adjusted to reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2012, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Apparel	7.7%
Specialty Retailing	6.0%
Specialty Chemicals	4.1%
Software Packaged/Custom	3.9%
Services to Medical Professionals	3.2%
Clothing Stores	3.0%
Medical Supplies	2.9%
Grocery Chain	2.7%
Auto Original Equipment Manufacturers	2.6%
Cosmetics & Toiletries	2.6%
Crude Oil & Gas Production	2.5%
Home Products	2.5%
Telecommunication Equipment & Services	2.4%
Restaurants	2.3%
Auto Rentals	2.0%
Multi-Industry Capital Goods	2.0%
Personal & Household	1.9%
Semiconductor Manufacturing Equipment	1.9%
Computer Services	1.8%
Metal Fabrication	1.8%
Generic Drugs	1.7%
Mail Order	1.6%
Packaged Foods	1.6%
Diversified Leisure	1.5%
Office Furniture	1.5%
Shoes	1.5%
Building Materials	1.4%
Biotechnology	1.2%
Education & Training Services	1.2%
Machined Parts Original Equipment Manufacturers	1.2%
Oil Refiner	1.2%
Electrical Equipment	1.1%
Industrial Machinery	1.1%
Medical Technology	1.1%
Semiconductor Manufacturing	1.1%
Home Health Care	1.0%
Recreational Vehicles	1.0%
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6

Industry Composition	Percentage of Total Net Assets
Other[2]	16.5%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
July 31, 2012
Shares			Value
		COMMON STOCKS—98.3%
		Airline - Regional—0.3%
4,833	[1]	Alaska Air Group, Inc.	$168,430
		Apparel—7.7%
34,693	[1]	Ann Inc.	939,486
16,558	[1]	Carter's, Inc.	838,994
9,405		Columbia Sportswear Co.	475,799
23,053	[1]	Express, Inc.	371,153
5,307	[1]	Maidenform Brands, Inc.	111,871
4,132		Oxford Industries, Inc.	178,668
8,566		True Religion Apparel, Inc.	224,772
22,559	[1]	Warnaco Group, Inc.	962,367
3,517	[1]	Zumiez Inc.	127,773
		TOTAL	4,230,883
		Auto Dealership—0.1%
1,316		Group 1 Automotive, Inc.	70,735
		Auto Original Equipment Manufacturers—2.6%
44,641		Dana Holding Corp.	588,369
13,665	[1]	Meritor, Inc.	63,952
26,173	[1]	Tenneco Automotive, Inc.	766,607
		TOTAL	1,418,928
		Auto Rentals—2.0%
527	[1]	AMERCO	49,222
14,216	[1]	Dollar Thrifty Automotive Group	1,057,670
		TOTAL	1,106,892
		Baking—0.2%
3,523		Snyders-Lance, Inc.	82,544
		Biotechnology—1.2%
5,456	[1]	Incyte Genomics, Inc.	136,345
14,587	[1]	Questcor Pharmaceuticals, Inc.	537,823
		TOTAL	674,168
		Building Materials—1.4%
11,489		Watsco, Inc.	780,563
		Carpets—0.2%
7,821		Interface, Inc.	103,706
		Cement—0.4%
5,730		Eagle Materials, Inc.	199,117
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—3.0%
26,887	[1]	Aeropostale, Inc.	$530,211
5,235		Cato Corp., Class A	146,580
5,438	[1]	Children's Place Retail Stores, Inc.	276,250
11,022	[1]	Jos A. Bank Clothiers, Inc.	465,790
8,262	[1]	Rue21, Inc.	203,576
		TOTAL	1,622,407
		Commodity Chemicals—0.9%
4,461		Georgia Gulf Corp.	146,231
1,534		Newmarket Corp.	352,636
		TOTAL	498,867
		Computer Peripherals—0.1%
10,234	[1]	Silicon Graphics, Inc.	68,056
		Computer Services—1.8%
12,755		Fair Isaac & Co., Inc.	552,164
2,023		Syntel, Inc.	117,597
14,941	[1]	Unisys Corp.	290,304
		TOTAL	960,065
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	105,957
		Construction Machinery—0.4%
2,265		NACCO Industries, Inc., Class A	226,840
		Consumer Goods—0.9%
13,022		Pool Corp.	479,991
		Consumer Services—0.3%
8,819		Hillenbrand, Inc.	152,481
		Cosmetics & Toiletries—2.6%
5,381	[1]	Elizabeth Arden, Inc.	209,913
16,427	[1]	Revlon, Inc.	239,013
36,734	[1]	Sally Beauty Holdings, Inc.	970,512
		TOTAL	1,419,438
		Crude Oil & Gas Production—2.5%
17,285		Energy XXI (Bermuda) Ltd.	538,946
18,044	[1]	Stone Energy Corp.	473,836
19,484		W&T Offshore, Inc.	360,259
		TOTAL	1,373,041
		Defense Aerospace—0.9%
7,771	[1]	Hexcel Corp.	180,986
5,600		Kaman Corp., Class A	182,448
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—continued
7,896	[1]	Orbital Sciences Corp.	$103,438
		TOTAL	466,872
		Department Stores—0.5%
27,056	[1]	Saks, Inc.	282,194
		Diversified Leisure—1.5%
16,879	[1]	Coinstar, Inc.	801,584
		Education & Training Services—1.2%
10,886	[1]	Bridgepoint Education, Inc.	99,063
5,528	[1]	Capella Education Co.	146,602
7,507	[1]	Grand Canyon Education, Inc.	124,916
3,577		Strayer Education, Inc.	259,905
		TOTAL	630,486
		Electrical Equipment—1.1%
14,770		Belden, Inc.	474,560
6,330	[1]	Rofin-Sinar Technologies, Inc.	114,763
		TOTAL	589,323
		Electronic Instruments—0.2%
4,989	[1]	iRobot Corp.	113,550
		Electronic Test/Measuring Equipment—0.5%
6,434		MTS Systems Corp.	279,686
		Financial Services—0.8%
12,068		Deluxe Corp.	341,766
3,993	[1]	Encore Capital Group, Inc.	111,804
		TOTAL	453,570
		Furniture—0.7%
5,283		Ethan Allen Interiors, Inc.	108,988
9,990	[1]	Select Comfort Corp.	259,840
		TOTAL	368,828
		Generic Drugs—1.7%
28,984		Medicis Pharmaceutical Corp., Class A	954,153
		Grocery Chain—2.7%
13,050		Casey's General Stores, Inc.	775,562
17,427		Harris Teeter Supermarkets Inc.	720,432
		TOTAL	1,495,994
		Home Health Care—1.0%
8,483	[1]	Wellcare Health Plans, Inc.	549,868
		Home Products—2.5%
10,762	[1]	Spectrum Brands Holdings, Inc.	396,364
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Home Products—continued
18,249		Tupperware Brands Corp.	$956,613
		TOTAL	1,352,977
		Hotels and Motels—0.7%
5,848		Ameristar Casinos, Inc.	98,656
4,640		Six Flags Entertainment Corp.	267,310
		TOTAL	365,966
		Industrial Machinery—1.1%
8,614		Actuant Corp.	245,155
4,145		Tennant Co.	172,722
5,813		Watts Industries, Inc., Class A	195,549
		TOTAL	613,426
		Internet Services—0.3%
6,561	[1]	Travelzoo, Inc.	141,783
		Machined Parts Original Equipment Manufacturers—1.2%
15,278		Applied Industrial Technologies, Inc.	567,730
3,047		Titan International, Inc.	62,982
		TOTAL	630,712
		Mail Order—1.6%
20,670		HSN, Inc.	875,581
		Medical Supplies—2.9%
6,445	[1]	Align Technology, Inc.	218,872
2,960	[1]	Orthofix International NV	121,390
24,300		Owens & Minor, Inc.	685,503
19,577		Steris Corp.	589,855
		TOTAL	1,615,620
		Medical Technology—1.1%
6,876	[1]	Arthrocare Corp.	203,392
7,941	[1]	Integra Lifesciences Corp.	305,411
5,351	[1]	MedAssets, Inc.	70,580
		TOTAL	579,383
		Metal Fabrication—1.8%
12,002		Barnes Group, Inc.	286,368
33,538		Worthington Industries, Inc.	727,774
		TOTAL	1,014,142
		Miscellaneous Communications—0.2%
17,232	[1]	Leap Wireless International, Inc.	97,878
		Miscellaneous Components—0.5%
12,410	[1]	TriMas Corp.	269,793
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Metals—0.5%
1,543		AMCOL International Corp.	$47,370
1,298		Materion Corp	25,480
6,365		Matthews International Corp., Class A	184,585
		TOTAL	257,435
		Multi-Industry Basic—0.1%
3,814		Olin Corp.	77,195
		Multi-Industry Capital Goods—2.0%
19,314		Acuity Brands, Inc.	1,119,053
		Multi-Industry Transportation—0.8%
15,589		Brinks Co. (The)	361,665
3,054	[1]	Hub Group, Inc.	90,856
		TOTAL	452,521
		Office Furniture—1.5%
11,040		HNI Corp.	293,333
23,535		Knoll, Inc.	322,194
11,835		Miller Herman, Inc.	216,580
		TOTAL	832,107
		Office Supplies—0.5%
11,631		United Stationers, Inc.	293,218
		Oil Refiner—1.2%
28,650		Western Refining, Inc.	674,134
		Oil Service, Explore & Drill—0.4%
12,820	[1]	C&J Energy Services, Inc.	240,760
		Other Communications Equipment—0.3%
4,702	[1]	Netgear, Inc.	162,830
		Packaged Foods—1.6%
16,579	[1]	United Natural Foods, Inc.	900,240
		Paint & Related Materials—0.0%
7,299	[1]	Ferro Corp.	22,408
		Personal & Household—1.9%
20,100		Nu Skin Enterprises, Inc., Class A	1,025,301
		Personal Loans—0.5%
3,589		Cash America International, Inc.	137,530
6,211	[1]	Ezcorp, Inc., Class A	139,748
		TOTAL	277,278
		Personnel Agency—0.2%
6,592	[1]	TrueBlue, Inc.	100,330
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Photo-Optical Component-Equipment—0.3%
2,997	[1]	Coherent, Inc.	$146,344
		Plastic—0.2%
8,421		Polyone Corp.	124,041
		Printing—0.9%
3,401	[1]	Consolidated Graphics, Inc.	80,638
18,280	[1]	Valassis Communications, Inc.	412,214
		TOTAL	492,852
		Recreational Goods—0.6%
6,918		Sturm Ruger & Co., Inc.	341,957
		Recreational Vehicles—1.0%
24,782		Brunswick Corp.	544,956
		Restaurants—2.3%
5,605		CEC Entertainment, Inc.	193,148
8,876		Cracker Barrel Old Country Store, Inc.	556,170
7,459	[1]	DineEquity Inc.	397,565
4,316	[1]	Red Robin Gourmet Burgers	128,833
		TOTAL	1,275,716
		Roofing & Wallboard—0.5%
6,847	[1]	Beacon Roofing Supply, Inc.	181,514
7,380	[1]	USG Corp.	119,851
		TOTAL	301,365
		Rubber—0.5%
14,191		Cooper Tire & Rubber Co.	247,917
		Semiconductor Manufacturing—1.1%
10,023	[1]	Cirrus Logic, Inc.	368,546
13,070	[1]	Omnivision Technologies, Inc.	183,242
13,710	[1]	Triquint Semiconductor, Inc.	77,324
		TOTAL	629,112
		Semiconductor Manufacturing Equipment—1.9%
18,799		Brooks Automation, Inc.	174,079
8,517	[1]	Mentor Graphics Corp.	130,140
19,893	[1]	Veeco Instruments, Inc.	710,379
		TOTAL	1,014,598
		Services to Medical Professionals—3.2%
18,817	[1]	Centene Corp.	715,799
17,033	[1]	Molina Healthcare, Inc.	415,776
19,379	[1]	PSS World Medical, Inc.	404,827
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
8,480	[1]	Team Health Holdings, Inc.	$226,416
		TOTAL	1,762,818
		Shoes—1.5%
42,221	[1]	CROCs, Inc.	648,092
2,377	[1]	Genesco, Inc.	157,405
		TOTAL	805,497
		Silver Production—0.5%
15,620	[1]	Coeur d'Alene Mines Corp.	254,762
		Software Packaged/Custom—3.9%
6,396	[1]	Acxiom Corp.	107,261
4,479	[1]	MicroStrategy, Inc., Class A	521,624
32,107	[1]	Parametric Technology Corp.	691,585
18,630	[1]	Progress Software Corp.	362,167
6,597	[1]	Verint Systems, Inc.	184,122
18,482	[1]	Websense, Inc.	277,415
		TOTAL	2,144,174
		Specialty Chemicals—4.1%
4,033		Chemed Corp.	253,151
15,934	[1]	Chemtura Corp.	215,428
9,625	[1]	Kraton Performance Polymers, Inc.	225,417
13,220	[1]	LSB Industries, Inc.	424,759
1,638		Quaker Chemical Corp.	72,514
22,339		Rockwood Holdings, Inc.	987,831
1,883	[1]	TPC Group, Inc.	72,496
		TOTAL	2,251,596
		Specialty Retailing—6.0%
2,114		Aaron's, Inc.	62,004
61,584	[1]	Ascena Retail Group, Inc.	1,129,450
3,737	[1]	Cabela's, Inc., Class A	171,678
10,402		Finish Line, Inc., Class A	217,194
13,960		GNC Acquisition Holdings Inc.	537,879
3,110	[1]	Hibbett Sports Inc.	188,995
3,445	[1]	Kirkland's, Inc.	37,240
5,851	[1]	Lumber Liquidators, Inc.	247,439
22,119		Penske Automotive Group, Inc.	528,644
6,823	[1]	Vera Bradley, Inc.	155,496
		TOTAL	3,276,019
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Surveillance-Detection—0.4%
6,593		Mine Safety Appliances Co.	$226,272
		Telecommunication Equipment & Services—2.4%
16,231	[1]	Anixter International, Inc.	923,706
24,043	[1]	CIENA Corp.	385,409
		TOTAL	1,309,115
		TOTAL COMMON STOCKS (IDENTIFIED COST $50,017,803)	53,870,399
		MUTUAL FUND—1.5%
839,624	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	839,624
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $50,857,427)[4]	54,710,023
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	104,807
		TOTAL NET ASSETS—100%	$54,814,830
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost for federal tax purposes amounts to $50,949,055.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.12	$8.74	$7.85	$11.57	$12.95
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.13)[1]	(0.10)[1]	(0.08)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.10)	3.51	0.99	(3.64)	(1.17)
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	3.38	0.89	(3.72)	(1.31)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.07)
Regulatory Settlement Proceeds	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$11.93	$12.12	$8.74	$7.85	$11.57
Total Return[3]	(1.57)%	38.67%	11.34%	(32.15)%[4]	(10.20)%
Ratios to Average Net Assets:
Net expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.79)%	(1.18)%	(1.17)%	(1.04)%	(1.20)%
Expense waiver/reimbursement[5]	1.04%	1.14%	1.22%	1.02%	1.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,718	$25,634	$19,822	$21,682	$31,874
Portfolio turnover	69%	154%	142%	244%	212%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2008[1]
	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.90	$8.65	$7.81	$11.61	$11.26
Income From Investment Operations:
Net investment income (loss)	(0.17)[2]	(0.21)[2]	(0.16)[2]	(0.14)[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)	3.46	1.00	(3.66)	0.44
TOTAL FROM INVESTMENT OPERATIONS	(0.28)	3.25	0.84	(3.80)	0.35
Regulatory Settlement Proceeds	—	—	—	0.00[3]	—
Net Asset Value, End of Period	$11.62	$11.90	$8.65	$7.81	$11.61
Total Return[4]	(2.35)%	37.57%	10.76%	(32.73)%	3.11%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.50%	2.50%	2.50%[5]
Net investment income (loss)	(1.55)%	(1.93)%	(1.92)%	(1.75)%	(1.96)%[5]
Expense waiver/reimbursement[6]	1.06%	1.15%	1.22%	1.02%	1.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,640	$2,541	$2,350	$3,088	$9,811
Portfolio turnover	69%	154%	142%	244%	212%[7]
1	Reflects operations for the period from March 18, 2008 (date of initial investment) to July 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2008.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.60	$8.43	$7.62	$11.32	$12.77
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.21)[1]	(0.16)[1]	(0.14)[1]	(0.22)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.10)	3.38	0.97	(3.56)	(1.16)
TOTAL FROM INVESTMENT OPERATIONS	(0.27)	3.17	0.81	(3.70)	(1.38)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.07)
Regulatory Settlement Proceeds	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$11.33	$11.60	$8.43	$7.62	$11.32
Total Return[3]	(2.33)%	37.60%	10.63%	(32.69)%	(10.89)%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.49%	2.50%	2.47%
Net investment income (loss)	(1.54)%	(1.94)%	(1.91)%	(1.79)%	(1.93)%
Expense waiver/reimbursement[4]	1.04%	1.13%	1.22%	1.02%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,223	$4,663	$2,795	$4,069	$6,450
Portfolio turnover	69%	154%	142%	244%	212%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.31	$8.85	$7.93	$11.66	$13.02
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.10)[1]	(0.08)[1]	(0.06)[1]	(0.11)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)	3.56	1.00	(3.67)	(1.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)	3.46	0.92	(3.73)	(1.29)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	(0.07)
Regulatory Settlement Proceeds	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$12.14	$12.31	$8.85	$7.93	$11.66
Total Return[3]	(1.38)%	39.10%	11.60%	(31.99)%	(9.99)%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.54)%	(0.92)%	(0.92)%	(0.80)%	(0.91)%
Expense waiver/reimbursement[4]	1.05%	1.15%	1.22%	1.02%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,233	$29,395	$27,039	$39,246	$62,209
Portfolio turnover	69%	154%	142%	244%	212%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2012
Assets:
Total investment in securities, at value including $839,624 of investment in an affiliated holding (Note 5) (identified cost $50,857,427)		$54,710,023
Cash		200
Income receivable		12,638
Receivable for investments sold		454,767
Receivable for shares sold		99,339
TOTAL ASSETS		55,276,967
Liabilities:
Payable for investments purchased	$186,596
Payable for shares redeemed	164,719
Payable for transfer and dividend disbursing agent fees and expenses	43,313
Payable for Directors'/Trustees' fees	283
Payable for auditing fees	23,400
Payable for portfolio accounting fees	13,156
Payable for distribution services fee (Note 5)	3,772
Payable for shareholder services fee (Note 5)	14,497
Accrued expenses	12,401
TOTAL LIABILITIES		462,137
Net assets for 4,578,972 shares outstanding		$54,814,830
Net Assets Consist of:
Paid-in capital		$75,155,496
Net unrealized appreciation of investments		3,852,596
Accumulated net realized loss on investments and foreign currency transactions		(23,938,900)
Accumulated net investment income (loss)		(254,362)
TOTAL NET ASSETS		$54,814,830
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($22,718,242 ÷ 1,904,217 shares outstanding), no par value, unlimited shares authorized	$11.93
Offering price per share (100/94.50 of $11.93)	$12.62
Redemption proceeds per share	$11.93
Class B Shares:
Net asset value per share ($1,640,369 ÷ 141,187 shares outstanding), no par value, unlimited shares authorized	$11.62
Offering price per share	$11.62
Redemption proceeds per share (94.50/100 of $11.62)	$10.98
Class C Shares:
Net asset value per share ($4,222,923 ÷ 372,774 shares outstanding), no par value, unlimited shares authorized	$11.33
Offering price per share	$11.33
Redemption proceeds per share (99.00/100 of $11.33)	$11.22
Institutional Shares:
Net asset value per share ($26,233,296 ÷ 2,160,794 shares outstanding), no par value, unlimited shares authorized	$12.14
Offering price per share	$12.14
Redemption proceeds per share	$12.14
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2012
Investment Income:
Dividends (including $2,109 received from an affiliated holding (Note 5))			$542,583
Expenses:
Investment adviser fee (Note 5)		$647,389
Administrative fee (Note 5)		270,000
Custodian fees		13,446
Transfer and dividend disbursing agent fees and expenses		292,857
Directors'/Trustees' fees		2,415
Auditing fees		23,424
Legal fees		7,850
Portfolio accounting fees		79,067
Distribution services fee (Note 5)		45,885
Shareholder services fee (Note 5)		71,463
Account administration fee (Note 2)		821
Share registration costs		49,685
Printing and postage		38,785
Insurance premiums		3,935
Miscellaneous		6,755
TOTAL EXPENSES		1,553,777
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(533,994)
Waiver of administrative fee	(54,436)
TOTAL WAIVERS AND REIMBURSEMENT		(588,430)
Net expenses			965,347
Net investment income (loss)			(422,764)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			4,915,672
Net change in unrealized appreciation of investments			(5,652,407)
Net realized and unrealized loss on investments			(736,735)
Change in net assets resulting from operations			$(1,159,499)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(422,764)	$(668,315)
Net realized gain on investments	4,915,672	16,788,945
Net change in unrealized appreciation/depreciation of investments	(5,652,407)	2,272,284
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,159,499)	18,392,914
Share Transactions:
Proceeds from sale of shares	12,048,639	14,184,989
Cost of shares redeemed	(18,308,002)	(22,350,403)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,259,363)	(8,165,414)
Change in net assets	(7,418,862)	10,227,500
Net Assets:
Beginning of period	62,233,692	52,006,192
End of period (including accumulated net investment income (loss) of $(254,362) and $0, respectively)	$54,814,830	$62,233,692
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) or an affiliated adviser and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net
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assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$276
Class C Shares	545
TOTAL	$821
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	317,159	$3,790,317	338,623	$3,939,179
Shares redeemed	(527,438)	(6,080,816)	(490,937)	(5,523,025)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(210,279)	$(2,290,499)	(152,314)	$(1,583,846)
Year Ended July 31	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,120	$92,002	43,028	$480,622
Shares redeemed	(80,577)	(897,209)	(101,250)	(1,082,656)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(72,457)	$(805,207)	(58,222)	$(602,034)
Year Ended July 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	46,175	$510,922	146,991	$1,747,238
Shares redeemed	(75,431)	(814,480)	(76,505)	(788,663)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(29,256)	$(303,558)	70,486	$958,575
Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	680,052	$7,655,398	699,851	$8,017,950
Shares redeemed	(907,921)	(10,515,497)	(1,364,704)	(14,956,059)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(227,869)	$(2,860,099)	(664,853)	$(6,938,109)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(539,861)	$(6,259,363)	(804,903)	$(8,165,414)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss.
For the year ended July 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)
$(168,402)	$168,402
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Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$3,760,968
Capital loss carryforwards and deferrals	$(24,101,634)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2012, the cost of investments for federal tax purposes was $50,949,055. The net unrealized appreciation of investments for federal tax purposes was $3,760,968. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,134,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,373,125.
At July 31, 2012, the Fund had a capital loss carryforward of $23,847,272 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2018	$23,847,272	N/A	$23,847,272
The Fund used capital loss carryforwards of $4,930,140 to offset capital gains realized during the year ended July 31, 2012.
Under current tax law, late-year ordinary loss realized after December 31 through the end of the Fund's fiscal year (“Late Year Ordinary Loss”) may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2012, for federal income tax purposes, a Late Year Ordinary Loss of $254,362 was deferred to August 1, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $532,820 its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, FAS waived $54,436 of its fee. The net fee paid to FAS was 0.383% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$14,256
Class C Shares	31,629
TOTAL	$45,885
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC retained $12,354 of fees paid by the Fund. For the year ended July 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2012, FSC retained $1,156 in sales charges from the sale of Class A Shares. FSC also retained $1,190 of CDSC relating to redemptions of Class B Shares and $507 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$56,711
Class B Shares	4,752
Class C Shares	10,000
TOTAL	$71,463
For the year ended July 31, 2012, FSSC received $3,375 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.75%, 2.50%, 2.50% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended July 31, 2012, the Adviser reimbursed $1,174. Transactions involving the affiliated holding during the year ended July 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2011	1,095,096
Purchases/Additions	12,746,779
Sales/Reductions	13,002,251
Balance of Shares Held 7/31/2012	839,624
Value	$839,624
Dividend Income	$2,109
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2012, were as follows:
Purchases	$38,835,885
Sales	$45,504,499
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from Febuary 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$990.90	$8.66
Class B Shares	$1,000	$988.10	$12.36
Class C Shares	$1,000	$987.80	$12.36
Institutional Shares	$1,000	$992.60	$7.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.16	$8.77
Class B Shares	$1,000	$1,012.43	$12.51
Class C Shares	$1,000	$1,012.43	$12.51
Institutional Shares	$1,000	$1,017.40	$7.52
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Began serving: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: May 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Began serving: June 2012	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MDT SMALL CAP GROWTH FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of
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these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one
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of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
37313 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $120,100

Fiscal year ended 2011 – $115,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 – $122

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $14,714, respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,619 and $32,907, respectively. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $350,676

Fiscal year ended 2011 - $343,526

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 24, 2012